UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06652

Exact name of registrant as specified in charter:	Aberdeen Investment Funds

Address of principal executive offices:	1735 Market Street, 32nd Floor Philadelphia, PA 19103

Name and address of agent for service:	Ms. Lucia Sitar, Esquire c/o Aberdeen Asset Management Inc. 1735 Market Street, 32nd Floor Philadelphia, PA 19103

With Copies to: Steven Howard, Esquire Howard & Majewski LLP 20 Black Gum Drive Monmouth County, NJ 08852

Registrant’s telephone number, including area code:	(800) 387-6977

Date of fiscal year end:	October 31st

Date of reporting period:	July 31, 2013

Item 1. The schedule of investments for the three-month period ended July 31, 2013 is filed herewith.

Statement of Investments

July 31, 2013 (unaudited)

Aberdeen Global Select Opportunities Fund Inc.

	Shares or Principal Amount	Value
COMMON STOCKS (89.0%)
AUSTRALIA (1.5%)
Financials (1.5%)
QBE Insurance Group Ltd.	8,300	$122,235

CANADA (3.5%)
Industrials (2.1%)
Canadian National Railway Co.	1,700	169,760

Materials (1.4%)
Potash Corp. of Saskatchewan, Inc.	4,100	118,847

		288,607

CHINA (1.0%)
Energy (1.0%)
PetroChina Co. Ltd., H Shares	70,000	81,776

FRANCE (1.1%)
Industrials (1.1%)
Schneider Electric SA	1,100	87,361

HONG KONG (2.6%)
Financials (2.6%)
AIA Group Ltd.	27,100	128,418
Swire Pacific Ltd., Class A	7,000	82,588

		211,006

ITALY (5.6%)
Energy (5.6%)
Eni SpA	9,400	207,322
Tenaris SA, ADR	5,700	253,365

		460,687

JAPAN (5.3%)
Financials (1.0%)
Daito Trust Construction Co. Ltd.	900	81,989

Industrials (1.5%)
FANUC Corp.	800	120,868

Information Technology (0.9%)
Canon, Inc.	2,500	76,890

Materials (1.9%)
Shin-Etsu Chemical Co. Ltd.	2,500	155,559

		435,306

MEXICO (1.9%)
Consumer Staples (1.9%)
Fomento Economico Mexicano SAB de CV, ADR	1,600	159,184

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Global Select Opportunities Fund Inc.

SINGAPORE (1.0%)
Financials (1.0%)
City Developments Ltd.	10,000	$83,441

SOUTH AFRICA (1.0%)
Telecommunication Services (1.0%)
MTN Group Ltd.	4,600	85,995

SWEDEN (4.5%)
Financials (2.0%)
Nordea Bank AB	13,000	164,193

Industrials (1.5%)
Atlas Copco AB, A Shares	4,900	127,525

Information Technology (1.0%)
Telefonaktiebolaget LM Ericsson, B Shares	7,100	83,700

		375,418

SWITZERLAND (12.3%)
Consumer Staples (2.5%)
Nestle SA	3,100	209,191

Financials (2.9%)
Zurich Insurance Group AG*	900	241,285

Health Care (6.9%)
Novartis AG	3,500	250,875
Roche Holding AG	1,300	319,001

		569,876

		1,020,352

TAIWAN (3.0%)
Information Technology (3.0%)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	14,600	247,908

UNITED KINGDOM (18.8%)
Energy (3.0%)
Royal Dutch Shell PLC, B Shares	7,100	249,670

Financials (5.1%)
HSBC Holdings PLC	14,900	168,921
Standard Chartered PLC	10,900	251,923

		420,844

Materials (1.5%)
BHP Billiton PLC	4,300	122,492

Telecommunication Services (3.6%)
Vodafone Group PLC	99,700	298,522

Tobacco (3.6%)
British American Tobacco PLC	5,600	297,655

Utilities (2.0%)
Centrica PLC	28,600	169,534

		1,558,717

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Global Select Opportunities Fund Inc.

UNITED STATES (25.9%)
Consumer Discretionary (1.0%)
Comcast Corp., Class A	1,900	$85,652

Consumer Staples (5.4%)
CVS Caremark Corp.	4,000	245,960
PepsiCo, Inc.	2,400	200,496

		446,456

Energy (5.4%)
Chevron Corp.	1,000	125,890
EOG Resources, Inc.	1,100	160,039
Schlumberger Ltd.	2,000	162,660

		448,589

Health Care (5.5%)
Baxter International, Inc.	1,100	80,344
Johnson & Johnson	2,700	252,450
Quest Diagnostics, Inc.	2,100	122,451

		455,245

Industrials (2.0%)
United Technologies Corp.	1,600	168,912

Information Technology (2.0%)
Oracle Corp.	5,000	161,750

Materials (1.0%)
Praxair, Inc.	700	84,119

Tobacco (3.6%)
Philip Morris International, Inc.	3,300	294,294

		2,145,017

Total Common Stocks		7,363,010

PREFERRED STOCKS (7.3%)
BRAZIL (5.1%)
Energy (0.8%)
Petroleo Brasileiro SA, ADR, Preferred Shares	4,800	68,832

Financials (2.5%)
Banco Bradesco SA, ADR, Preferred Shares	16,500	201,630

Materials (1.8%)
Vale SA, ADR, Preferred Shares	12,300	151,413

		421,875

REPUBLIC OF SOUTH KOREA (2.2%)
Information Technology (2.2%)
Samsung Electronics Co. Ltd., GDR, Preferred Shares (a)	500	181,950

Total Preferred Stocks		603,825

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2013 (unaudited)

Aberdeen Global Select Opportunities Fund Inc.

Total Investments (Cost $8,169,114) (b)—96.3%	7,966,835

Other assets in excess of liabilities—3.7%	305,414

Net Assets—100.0%	$8,272,249

*	Non-income producing security.
(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
MTN	Medium Term Note

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2013 (unaudited)

Aberdeen Select International Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (85.7%)
AUSTRALIA (1.5%)
Financials (1.5%)
QBE Insurance Group Ltd.	705,600	$10,391,482

BULGARIA (1.0%)
Financials (0.3%)
LEV Insurance	4,078,860	1,887,833

Industrials (0.7%)
Chimimport AD*	5,369,280	4,811,248
Sparky Eltos AD-Lovech*	1,321,370	251,160

		5,062,408

		6,950,241

CANADA (4.4%)
Industrials (2.0%)
Canadian National Railway Co.	141,600	14,140,028

Materials (1.5%)
Potash Corp. of Saskatchewan, Inc.	358,400	10,388,911

Telecommunication Services (0.9%)
TELUS Corp.	222,100	6,742,611

		31,271,550

CHINA (1.5%)
Energy (1.5%)
PetroChina Co. Ltd., H Shares	8,943,200	10,447,677

FRANCE (4.0%)
Consumer Staples (2.0%)
Casino Guichard-Perrachon SA	137,700	14,133,916

Industrials (1.0%)
Schneider Electric SA	91,800	7,290,639

Utilities (1.0%)
GDF Suez	331,700	6,945,864

		28,370,419

GERMANY (1.0%)
Materials (1.0%)
Linde AG	37,700	7,248,681

HONG KONG (3.1%)
Financials (3.1%)
AIA Group Ltd.	3,073,000	14,561,915
Swire Pacific Ltd., Class A	591,900	6,983,418

		21,545,333

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Select International Equity Fund

ITALY (6.1%)
Energy (6.1%)
Eni SpA	960,100	$21,175,574
Tenaris SA, ADR	485,000	21,558,250

		42,733,824

JAPAN (7.3%)
Financials (1.0%)
Daito Trust Construction Co. Ltd.	80,600	7,342,545

Industrials (2.0%)
FANUC Corp.	95,500	14,428,651

Information Technology (1.0%)
Canon, Inc.	220,600	6,784,759

Materials (2.3%)
Shin-Etsu Chemical Co. Ltd.	263,200	16,377,246

Tobacco (1.0%)
Japan Tobacco, Inc.	194,700	6,780,006

		51,713,207

LATVIA (0.0%)
Financials (0.0%)
AS Parex Banka	1,424,182	3

MEXICO (2.5%)
Consumer Staples (2.5%)
Fomento Economico Mexicano SAB de CV, ADR	176,100	17,520,189

ROMANIA (0.5%)
Financials (0.5%)
BRD-Groupe Societe Generale*	1,540,763	3,638,247

SERBIA (0.3%)
Financials (0.3%)
Komercijalna Banka ad Beograd*	125,073	1,852,636
Univerzal Banka ad Beograd*	3,816	17,587

		1,870,223

Industrials (0.0%)
Toza Markovic ad Kikinda*	78,160	78,429

		1,948,652

SINGAPORE (3.5%)
Financials (1.5%)
City Developments Ltd.	1,253,000	10,455,191

Telecommunication Services (2.0%)
Singapore Telecommunications Ltd.	4,570,600	14,207,446

		24,662,637

SOUTH AFRICA (1.1%)
Telecommunication Services (1.1%)
MTN Group Ltd.	395,100	7,386,258

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Select International Equity Fund

SWEDEN (4.5%)
Financials (2.0%)
Nordea Bank AB	1,107,500	$13,987,993

Industrials (1.5%)
Atlas Copco AB, A Shares	408,900	10,641,823

Information Technology (1.0%)
Telefonaktiebolaget LM Ericsson, B Shares	600,400	7,077,957

		31,707,773

SWITZERLAND (16.1%)
Consumer Staples (3.6%)
Nestle SA	373,500	25,204,165

Financials (3.0%)
Zurich Insurance Group AG*	79,900	21,420,750

Health Care (8.5%)
Novartis AG	398,800	28,585,352
Roche Holding AG	127,400	31,262,122

		59,847,474

Industrials (1.0%)
Schindler Holding AG	49,500	7,058,871

		113,531,260

TAIWAN (3.5%)
Information Technology (3.5%)
Taiwan Semiconductor Manufacturing Co. Ltd.	7,252,000	24,788,822

UKRAINE (0.1%)
Consumer Discretionary (0.1%)
Bogdan Motors PJSC*	73,365,005	166,944

Financials (0.0%)
Raiffeisen Bank Aval*	11,002,629	138,176

		305,120

UNITED KINGDOM (23.7%)
Energy (4.5%)
John Wood Group PLC	779,600	10,654,939
Royal Dutch Shell PLC, B Shares	600,800	21,126,995

		31,781,934

Financials (5.0%)
HSBC Holdings PLC	1,263,700	14,326,591
Standard Chartered PLC	922,817	21,328,310

		35,654,901

Industrials (2.0%)
Weir Group PLC (The)	430,900	14,038,682

Materials (2.5%)
BHP Billiton PLC	615,000	17,519,243

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Select International Equity Fund

Telecommunication Services (3.6%)
Vodafone Group PLC	8,398,200	$25,145,874

Tobacco (4.1%)
British American Tobacco PLC	542,200	28,819,395

Utilities (2.0%)
Centrica PLC	2,427,900	14,391,994

		167,352,023

VENEZUELA (0.0%)
Financials (0.0%)
Banco Provincial SA-Banco Universal	18,422	230,144
Banco Venezolano de Credito SA	156	0

		230,144

Industrials (0.0%)
Cemex Venezuela SACA-I	15,843,815	1

Materials (0.0%)
Siderurgica Venezolana Sivensa SACA, ADR*	2,847,910	2

		230,147

Total Common Stocks		603,743,545

EXCHANGE TRADED FUNDS (0.2%)
RUSSIA (0.2%)
Renaissance Pre-IPO Fund*	92,634	1,389,510

Total Exchange Traded Funds		1,389,510

GOVERNMENT BONDS (0.4%)
VENEZUELA (0.4%)
Bonos de la Deuda Publica Nacional (VEF), 17.25%, 12/31/2015	10,000,000	357,730
Bonos de la Deuda Publica Nacional (VEF), 18.00%, 04/12/2018	20,000,000	740,729
Bonos de la Deuda Publica Nacional (VEF), 16.00%, 08/23/2018	49,500,000	1,719,944

		2,818,403

Total Government Bonds		2,818,403

PREFERRED STOCKS (10.3%)
BRAZIL (5.7%)
Energy (0.9%)
Petroleo Brasileiro SA, ADR, Preferred Shares	421,300	6,041,442

Financials (2.4%)
Banco Bradesco SA, ADR, Preferred Shares	1,404,600	17,164,212

Materials (2.4%)
Vale SA, ADR, Preferred Shares	1,345,900	16,568,029

		39,773,683

BULGARIA (0.9%)
Industrials (0.9%)
Chimimport AD	6,328,542	6,572,988

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2013 (unaudited)

Aberdeen Select International Equity Fund

REPUBLIC OF SOUTH KOREA (3.7%)
Information Technology (3.7%)
Samsung Electronics Co. Ltd., Preferred Shares	36,200	$26,326,101

Total Preferred Stocks		72,672,772

Total Investments (Cost $847,322,735) (a)—96.6%		680,624,230

Other assets in excess of liabilities—3.4%		24,305,587

Net Assets—100.0%		$704,929,817

*	Non-income producing security.
(a)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt
MTN	Medium Term Note

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2013 (unaudited)

Aberdeen Select International Equity Fund II

	Shares or Principal Amount	Value
COMMON STOCKS (88.8%)
AUSTRALIA (1.6%)
Financials (1.6%)
QBE Insurance Group Ltd.	371,100	$5,465,248

CANADA (4.6%)
Industrials (2.1%)
Canadian National Railway Co.	75,100	7,499,407

Materials (1.5%)
Potash Corp. of Saskatchewan, Inc.	181,400	5,258,227

Telecommunication Services (1.0%)
TELUS Corp.	112,100	3,403,182

		16,160,816

CHINA (1.6%)
Energy (1.6%)
PetroChina Co. Ltd., H Shares	4,796,000	5,602,811

FRANCE (4.5%)
Consumer Staples (2.1%)
Casino Guichard-Perrachon SA	71,900	7,380,019

Industrials (1.2%)
Schneider Electric SA	51,500	4,090,064

Utilities (1.2%)
GDF Suez	192,600	4,033,082

		15,503,165

GERMANY (1.2%)
Materials (1.2%)
Linde AG	21,437	4,121,750

HONG KONG (3.4%)
Financials (3.4%)
AIA Group Ltd.	1,710,800	8,106,907
Swire Pacific Ltd., Class A	315,000	3,716,466

		11,823,373

ITALY (6.0%)
Energy (6.0%)
Eni SpA	471,700	10,403,623
Tenaris SA, ADR	237,800	10,570,210

		20,973,833

JAPAN (7.6%)
Financials (1.1%)
Daito Trust Construction Co. Ltd.	42,900	3,908,129

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Select International Equity Fund II

Industrials (2.2%)
FANUC Corp.	50,500	$7,629,810

Information Technology (0.9%)
Canon, Inc.	104,400	3,210,920

Materials (2.3%)
Shin-Etsu Chemical Co. Ltd.	127,600	7,939,728

Tobacco (1.1%)
Japan Tobacco, Inc.	112,200	3,907,122

		26,595,709

MEXICO (2.6%)
Consumer Staples (2.6%)
Fomento Economico Mexicano SAB de CV, ADR	89,100	8,864,559

ROMANIA (0.5%)
Financials (0.5%)
BRD-Groupe Societe Generale*	763,053	1,801,819

SINGAPORE (3.8%)
Financials (1.6%)
City Developments Ltd.	664,000	5,540,500

Telecommunication Services (2.2%)
Singapore Telecommunications Ltd.	2,509,000	7,799,082

		13,339,582

SOUTH AFRICA (1.2%)
Telecommunication Services (1.2%)
MTN Group Ltd.	226,200	4,228,731

SWEDEN (4.7%)
Financials (2.0%)
Nordea Bank AB	543,300	6,862,011

Industrials (1.6%)
Atlas Copco AB, A Shares	214,100	5,572,057

Information Technology (1.1%)
Telefonaktiebolaget LM Ericsson, B Shares	334,600	3,944,511

		16,378,579

SWITZERLAND (16.5%)
Consumer Staples (3.9%)
Nestle SA	198,700	13,408,481

Financials (3.0%)
Zurich Insurance Group AG*	39,200	10,509,304

Health Care (8.5%)
Novartis AG	197,200	14,134,984
Roche Holding AG	62,900	15,434,752

		29,569,736

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Select International Equity Fund II

Industrials (1.1%)
Schindler Holding AG	27,700	$3,950,115

		57,437,636

TAIWAN (3.5%)
Information Technology (3.5%)
Taiwan Semiconductor Manufacturing Co. Ltd.	3,590,000	12,271,355

UKRAINE (0.0%)
Financials (0.0%)
Raiffeisen Bank Aval*	2,719,262	34,150

UNITED KINGDOM (25.5%)
Energy (5.1%)
John Wood Group PLC	452,800	6,188,503
Royal Dutch Shell PLC, B Shares	327,600	11,519,979

		17,708,482

Financials (5.5%)
HSBC Holdings PLC	694,200	7,870,159
Standard Chartered PLC	490,202	11,329,635

		19,199,794

Industrials (2.0%)
Weir Group PLC (The)	218,100	7,105,678

Materials (2.8%)
BHP Billiton PLC	341,400	9,725,316

Telecommunication Services (3.6%)
Vodafone Group PLC	4,186,300	12,534,611

Tobacco (4.2%)
British American Tobacco PLC	274,500	14,590,417

Utilities (2.3%)
Centrica PLC	1,329,100	7,878,578

		88,742,876

Total Common Stocks		309,345,992

PREFERRED STOCKS (9.8%)
BRAZIL (5.9%)
Energy (0.9%)
Petroleo Brasileiro SA, ADR, Preferred Shares	212,700	3,050,118

Financials (2.6%)
Banco Bradesco SA, ADR, Preferred Shares	754,100	9,215,102

Materials (2.4%)
Vale SA, ADR, Preferred Shares	681,200	8,385,572

		20,650,792

REPUBLIC OF SOUTH KOREA (3.9%)
Information Technology (3.9%)
Samsung Electronics Co. Ltd., Preferred Shares	18,400	13,381,223

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2013 (unaudited)

Aberdeen Select International Equity Fund II

Total Preferred Stocks	34,032,015

Total Investments (Cost $354,059,223) (a)—98.6%	343,378,007

Other assets in excess of liabilities—1.4%	4,907,960

Net Assets—100.0%	$348,285,967

*	Non-income producing security.
(a)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt
MTN	Medium Term Note

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2013 (unaudited)

Aberdeen Total Return Bond Fund

	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (10.4%)
CANADA (0.9%)
Golden Credit Card Trust, Series 2012-5A, Class A (USD), 0.79%, 09/15/2017 (a)	$9,030,000	$9,045,464
Master Credit Card Trust II, Series 2012-2A, Class A (USD), 0.78%, 04/21/2017 (a)	5,690,000	5,660,620

		14,706,084

UNITED STATES (9.5%)
Ally Auto Receivables Trust
Series 2010-5, Class A3 (USD), 1.11%, 01/15/2015	641,918	642,078
Series 2011-4, Class A3 (USD), 0.79%, 09/15/2015	1,839,337	1,841,235
Ally Master Owner Trust
Series 2011-3, Class A1 (USD), 0.82%, 05/15/2016 (b)	3,830,000	3,836,224
Series 2012-1, Class A2 (USD), 1.44%, 02/15/2017	5,720,000	5,765,483
Series 2012-5, Class A (USD), 1.54%, 09/15/2019	5,820,000	5,733,206
BA Credit Card Trust, Series 2006-A14, Class A14 (USD), 0.25%, 04/15/2016 (b)	4,837,000	4,833,849
BMW Floorplan Master Owner Trust, Series 2012-1A, Class A (USD), 0.59%, 09/15/2017 (a)(b)	7,630,000	7,611,249
Chesapeake Funding LLC, Series 2013-1A, Class A (USD), 0.64%, 01/07/2025 (a)(b)	3,510,000	3,510,000
Citibank Credit Card Issuance Trust, Series 2005-A2, Class A2 (USD), 4.85%, 03/10/2017	2,800,000	2,992,605
CNH Equipment Trust
Series 2011-C, Class A2 (USD), 0.90%, 04/15/2015	6,600	6,601
Series 2012-A, Class A3 (USD), 0.94%, 05/15/2017	2,995,272	3,002,225
Series 2013-A, Class A2 (USD), 0.44%, 07/15/2016	4,620,000	4,614,056
Series 2013-A, Class A3 (USD), 0.69%, 06/15/2018	2,595,000	2,584,956
Discover Card Master Trust, Series 2012-A6, Class A6 (USD), 1.67%, 01/18/2022	7,400,000	7,067,433
Dryrock Issuance Trust, Series 2012-2, Class A (USD), 0.64%, 08/15/2018	4,890,000	4,858,802
Ford Credit Auto Owner Trust, Series 2013-C, Class A2 (USD), 0.55%, 04/15/2016	3,670,000	3,671,404
Ford Credit Floorplan Master Owner Trust, Series 2012-2, Class A (USD), 1.92%, 01/15/2019	4,350,000	4,415,111
GE Capital Credit Card Master Note Trust
Series 2011-1, Class A (USD), 0.74%, 01/15/2017 (b)	2,600,000	2,603,884
Series 2012-1, Class A (USD), 1.03%, 01/15/2018	4,765,000	4,788,882
GE Dealer Floorplan Master Note Trust
Series 2012-4, Class A (USD), 0.63%, 10/20/2017 (b)	3,810,000	3,818,687
Series 2013-1, Class A (USD), 0.59%, 04/20/2018 (b)	6,830,000	6,828,975
GE Equipment Transportation LLC
Series 2012-1, Class A3 (USD), 0.99%, 11/23/2015	1,730,000	1,733,794
Series 2012-2, Class A2 (USD), 0.47%, 04/24/2015	2,594,437	2,593,517
Honda Auto Receivables Owner Trust, Series 2012-4, Class A2 (USD), 0.40%, 04/20/2015	8,265,559	8,263,864
Mercedes-Benz Master Owner Trust, Series 2012-BA, Class A (USD), 0.46%, 11/15/2016 (a)(b)	4,620,000	4,604,560
Navistar Financial Dealer Note Master Owner Trust II, Series 2011-1, Class A (USD), 1.34%, 10/25/2016 (a)(b)	6,830,000	6,841,000
Navistar Financial Dealer Note Master Trust, Series 2013-1, Class A (USD), 0.86%, 01/25/2018 (a)(b)	3,910,000	3,906,186
Nissan Auto Lease Trust, Series 2012-A, Class A3 (USD), 0.98%, 05/15/2015	7,110,000	7,116,033
Nissan Auto Receivables Owner Trust
Series 2013-B, Class A2 (USD), 0.52%, 04/15/2016	3,280,000	3,281,404
Series 2013-B, Class A3 (USD), 0.84%, 11/15/2017	2,400,000	2,402,644
SLM Student Loan Trust

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Total Return Bond Fund

Series 2011-1, Class A1 (USD), 0.71%, 03/25/2026 (b)	$4,426,580	$4,395,762
Series 2011-2, Class A1 (USD), 0.79%, 11/25/2027 (b)	8,313,646	8,323,627
Series 2013-1, Class A1 (USD), 0.34%, 02/27/2017 (b)	2,732,080	2,727,058
Series 2013-2, Class A (USD), 0.64%, 09/25/2026 (b)	4,120,008	4,063,302
United States Small Business Administration
Series 2005-P10B, Class 1 (USD), 4.94%, 08/10/2015	1,571,096	1,645,974
Series 2006-P10A, Class 1 (USD), 5.41%, 02/10/2016	113,705	120,061
Series 2007-P10A, Class 1 (USD), 5.46%, 02/10/2017	1,678,196	1,834,174
Volkswagen Auto Lease Trust, Series 2013-A, Class A3 (USD), 0.84%, 07/20/2016	3,620,000	3,621,276
Volkswagen Auto Loan Enhanced Trust, Series 2012-2, Class A2 (USD), 0.33%, 07/20/2015	3,382,282	3,380,258
Volvo Financial Equipment LLC, Series 2013-1A, Class A3 (USD), 0.74%, 03/15/2017 (a)	7,405,000	7,393,537

		163,274,976

Total Asset-Backed Securities		177,981,060

COMMERCIAL MORTGAGE-BACKED SECURITIES (19.4%)
UNITED STATES (19.4%)
Alternative Loan Trust
Series 2004-2CB, Class 1A2 (USD), 5.13%, 03/25/2034	1,672,742	1,685,853
Series 2004-28CB, Class 3A1 (USD), 6.00%, 01/25/2035	4,354,553	4,257,767
Series 2005-10CB, Class 1A6 (USD), 5.50%, 05/25/2035	1,091,340	1,089,985
Series 2005-86CB, Class A8 (USD), 5.50%, 02/25/2036	3,685,913	3,417,962
BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A (USD), 2.96%, 12/10/2030 (a)	4,140,000	3,924,828
Banc of America Commercial Mortgage Trust, Series 2006-5, Class AM (USD), 5.45%, 09/10/2047	4,000,000	4,277,342
Banc of America Mortgage Trust, Series 2004-7, Class 2A3 (USD), 5.75%, 08/25/2034	785,880	804,669
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 4A (USD), 4.65%, 07/25/2034 (b)	1,566,406	1,572,972
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PW10, Class AM (USD), 5.45%, 12/11/2040 (b)	5,322,000	5,713,058
CD Commercial Mortgage Trust, Series 2007-CD4, Class A4 (USD), 5.32%, 12/11/2049	5,715,000	6,326,145
CHL Mortgage Pass-Through Trust, Series 2005-21, Class A2 (USD), 5.50%, 10/25/2035	1,358,370	1,332,851
Citigroup Commercial Mortgage Trust
(USD), 2.11%, 01/12/2018	2,554,264	2,576,603
(USD), 3.63%, 05/10/2035	5,653,000	5,349,157
Series 2007-C6, Class AM (USD), 5.70%, 12/10/2049 (b)	4,730,000	5,250,801
Citigroup Mortgage Loan Trust, Series 2005-11, Class A3 (USD), 2.57%, 11/25/2035 (b)	2,611,255	2,516,685
Commercial Mortgage Pass Through Certificates
Series 2012-9W57, Class A (USD), 2.36%, 02/10/2029 (a)	5,180,000	5,305,110
Series 2012-LTRT, Class A2 (USD), 3.40%, 10/05/2030 (a)	2,870,000	2,709,488
Series 2013-WWP, Class A2 (USD), 3.42%, 03/10/2031 (a)	5,550,000	5,372,600
Series 2006-C4, Class A3 (USD), 5.47%, 09/15/2039	5,995,152	6,595,689
Series 2013-CR9, Class A1 (USD), 1.34%, 07/10/2045	3,100,000	3,114,370
Series 2007-C9, Class A4 (USD), 5.80%, 12/10/2049 (b)	6,090,000	6,966,205
Commercial Mortgage Trust, Series 2007-GG11, Class A4 (USD), 5.74%, 12/10/2049	5,545,000	6,258,569
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-8, Class 5A1 (USD), 6.00%, 12/25/2034	4,225,440	4,291,547
Credit Suisse Mortgage Capital Trust
Series 2013-TH1, Class A1 (USD), 2.13%, 02/25/2043 (a)(b)	7,736,442	7,300,342
Series 2013-IVR1, Class A1 (USD), 2.50%, 03/25/2043 (a)(b)	6,074,910	5,592,778
Series 2013-IVR2, Class A1 (USD), 2.50%, 04/25/2043 (a)(b)	8,101,770	7,466,174
Series 2013-IVR3, ClassA1 (USD), 2.50%, 05/25/2043 (a)(b)	6,088,874	5,648,274
Series 2013-6, Class2A1 (USD), 1.00%, 08/25/2043	5,850,000	5,732,086

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Total Return Bond Fund

DBUBS Mortgage Trust, Series 2011-LC2A, Class A4 (USD), 4.54%, 07/10/2044 (a)	$7,920,000	$8,553,311
EverBank Mortgage Loan Trust, Series 2013-2, Class A (USD), 3.00%, 06/25/2043 (a)(b)	5,892,336	5,864,665
FDIC Guaranteed Notes Trust
Series 2010-C1, Class A (USD), 2.98%, 12/06/2020 (a)	3,935,719	4,081,279
Series 2010-S2, Class 2A (USD), 2.57%, 07/29/2047 (a)	3,719,416	3,607,833
FDIC Trust, Series 2010-R1, Class A (USD), 2.18%, 05/25/2050 (a)	3,215,786	3,250,385
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4 (USD), 5.44%, 03/10/2039	3,980,000	4,428,950
GS Mortgage Securites Corp. Trust
Series 2013-NYC5, Class A (USD), 2.32%, 01/10/2030 (a)	3,230,000	3,212,448
Series 2012-SHOP, Class A (USD), 2.93%, 06/05/2031 (a)	5,060,000	5,087,709
Series 2012-ALOH, Class A (USD), 3.55%, 04/10/2034 (a)	3,630,000	3,623,907
GS Mortgage Securities Corp. II, Series 2013-KYO, Class A (USD), 1.04%, 11/08/2029 (a)(b)	7,120,000	7,078,291
GSR Mortgage Loan Trust, Series 2005-6F, Class 1A6 (USD), 5.25%, 07/25/2035	3,446,842	3,445,636
IndyMac INDA Mortgage Loan Trust
Series 2005-AR2, Class 3A1 (USD), 2.76%, 01/25/2036 (b)	3,739,184	3,185,080
Series 2006-AR1, Class A1 (USD), 5.32%, 08/25/2036 (b)	560,898	544,020
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2013-C13, Class A1 (USD), 1.30%, 01/15/2046	2,900,000	2,909,280
JP Morgan Mortgage Trust
Series 2005-A2, Class 3A2 (USD), 2.58%, 04/25/2035 (b)	2,450,765	2,415,473
Series 2005-A5, Class 2A2 (USD), 2.79%, 08/25/2035 (b)	1,925,000	1,844,264
Series 2006-S1, Class 2A6 (USD), 6.00%, 04/25/2036	3,304,287	3,350,934
Series 2013-1, Class 1A2 (USD), 3.00%, 03/25/2043 (a)	8,591,605	8,301,294
Series 2013-1, Class B1 (USD), 3.57%, 03/25/2043 (a)(b)	3,262,787	3,323,906
Series 2013-2, Class A2 (USD), 3.50%, 05/25/2043 (a)(b)	4,983,920	4,896,243
Series 2013-3, Class A3 (USD), 3.50%, 07/25/2043 (a)	5,312,000	5,170,900
LB-UBS Commercial Mortgage Trust
Series 2006-C4, Class AM (USD), 5.88%, 06/15/2038 (b)	4,070,000	4,503,017
Series 2006-C7, Class A3 (USD), 5.35%, 11/15/2038	5,560,000	6,181,725
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 4A1 (USD), 2.65%, 02/25/2036 (b)	1,736,067	1,652,086
Merrill Lynch Mortgage Investors Trust
Series 2006-1, Class 2A1 (USD), 2.20%, 02/25/2036 (b)	2,862,496	2,675,432
Series 2007-2, Class 2A1 (USD), 2.93%, 06/25/2037 (b)	2,055,404	1,901,648
Series 2007-3, Class 2A2 (USD), 2.88%, 09/25/2037 (b)	1,877,874	1,698,031
Morgan Stanley Capital I Trust
Series 2013-WLSR, Class A (USD), 2.70%, 01/11/2032 (a)	5,220,000	5,155,883
Series 2007-T27, Class A4 (USD), 5.65%, 06/11/2042 (b)	6,181,000	7,020,723
Series 2006-IQ12, Class AM (USD), 5.37%, 12/15/2043	2,560,000	2,798,236
Series 2007-IQ16, Class A4 (USD), 5.81%, 12/12/2049	7,180,000	8,174,994
NCUA Guaranteed Notes Trust
Series 2010-R2, Class 1A (USD), 0.56%, 11/06/2017 (b)	4,208,482	4,197,960
Series 2010-R3, Class 1A (USD), 0.75%, 12/08/2020 (b)	5,473,872	5,446,503
Sequoia Mortgage Trust
Series 2013-4, Class A2 (USD), 2.50%, 04/25/2043 (b)	5,444,728	5,004,143
Series 2013-5, Class A1 (USD), 2.50%, 05/25/2043 (a)(b)	6,136,642	5,743,799
Series 2013-6, Class A1 (USD), 2.50%, 05/25/2043 (b)	5,473,587	5,004,090
Series 2013-7, Class A1 (USD), 2.50%, 06/25/2043 (b)	6,227,003	5,645,080
Structured Asset Securities Corp., Series 2004-18H, Class A5 (USD), 4.75%, 10/25/2034	5,119,055	5,137,433
Thornburg Mortgage Securities Trust
Series 2007-4, Class 3A1 (USD), 6.09%, 09/25/2037 (b)	335,368	347,411
Series 2007-4, Class 2A1 (USD), 6.12%, 09/25/2037 (b)	4,745,772	4,647,653
VNO Mortgage Trust, Series 2012-6AVE, Class A (USD), 3.00%, 11/15/2030 (a)	3,660,000	3,464,411

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Total Return Bond Fund

Wachovia Bank Commercial Mortgage Trust
Series 2007-C34, Class A3 (USD), 5.68%, 05/15/2046	$2,789,000	$3,152,698
Series 2006-C28, Class AM (USD), 5.60%, 10/15/2048 (b)	6,045,000	6,583,507
WaMu Mortgage Pass Through Certificates
Series 2005-AR5, Class A5 (USD), 2.43%, 05/25/2035 (b)	4,335,859	4,306,365
Series 2005-AR7, Class A3 (USD), 2.43%, 08/25/2035 (b)	4,680,000	4,419,368
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2 (USD), 4.39%, 11/15/2043 (a)	4,010,000	4,306,531
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR13, Class 4A1 (USD), 5.32%, 05/25/2035 (b)	3,828,601	3,805,313
Series 2006-5, Class 1A5 (USD), 5.25%, 04/25/2036	5,064,128	5,073,818
Series 2006-10, Class A4 (USD), 6.00%, 08/25/2036	2,161,416	2,217,046
Series 2006-19, Class A4 (USD), 5.25%, 12/26/2036	1,501,895	1,465,568
Series 2007-12, Class A13 (USD), 5.50%, 09/25/2037	382,967	382,680

		332,738,870

Total Commercial Mortgage-Backed Securities		332,738,870

CORPORATE BONDS (30.7%)
AUSTRALIA (0.4%)
Commonwealth Bank of Australia (USD), 0.75%, 01/13/2017 (a)	4,860,000	4,838,135
Rio Tinto Finance USA Ltd. (USD), 3.50%, 11/02/2020	2,300,000	2,286,602

		7,124,737

BRAZIL (0.6%)
Embraer SA (USD), 5.15%, 06/15/2022	740,000	749,250
Petrobras International Finance Co. (USD), 5.88%, 03/01/2018	8,166,000	8,773,248

		9,522,498

CANADA (2.3%)
CDP Financial, Inc. (USD), 4.40%, 11/25/2019 (a)	5,620,000	6,199,062
National Bank of Canada (USD), MTN, 1.45%, 11/07/2017	8,270,000	8,083,189
Royal Bank of Canada
(USD), 0.63%, 12/05/2016	3,900,000	3,888,401
(USD), 1.13%, 07/21/2017	3,600,000	3,593,074
(USD), GMTN, 2.20%, 07/27/2018	10,860,000	10,877,202
Toronto-Dominion Bank (The) (USD), 1.63%, 09/14/2016 (a)	7,480,000	7,606,936

		40,247,864

CAYMAN ISLANDS (0.3%)
IPIC GMTN Ltd. (USD), 3.75%, 03/01/2017 (a)	4,920,000	5,209,050

CHILE (0.3%)
Corp. Nacional del Cobre de Chile (USD), 3.88%, 11/03/2021 (a)	4,510,000	4,485,799

FRANCE (1.3%)
LVMH Moet Hennessy Louis Vuitton SA (USD), 1.63%, 06/29/2017 (a)	6,650,000	6,598,343
Pernod-Ricard SA (USD), 4.25%, 07/15/2022 (a)	11,310,000	11,556,252
Sanofi (USD), 4.00%, 03/29/2021	3,530,000	3,770,019

		21,924,614

GERMANY (2.4%)
KFW
(USD), 1.38%, 01/13/2014 (c)	7,997,000	8,038,584
(AUD), MTN, 3.75%, 07/18/2018 (c)	10,300,000	9,232,554
Landwirtschaftliche Rentenbank (USD), EMTN, 4.88%, 01/10/2014 (c)	20,280,000	20,683,714
Norddeutsche Landesbank Girozentrale (USD), 0.88%, 10/16/2015 (a)	3,780,000	3,781,675

		41,736,527

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Total Return Bond Fund

HONG KONG (0.4%)
Hutchison Whampoa International 11 Ltd. (USD), 3.50%, 01/13/2017 (a)	$6,420,000	$6,665,334

ITALY (0.6%)
Intesa Sanpaolo SpA (USD), 3.13%, 01/15/2016	10,770,000	10,683,355

NETHERLANDS (0.9%)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (USD), MTN, 3.88%, 02/08/2022	8,000,000	8,067,432
Deutsche Telekom International Finance BV (USD), 3.13%, 04/11/2016 (a)	3,860,000	4,042,983
Enel Finance International (USD), 6.00%, 10/07/2039 (a)	1,560,000	1,414,175
LYB International Finance BV (USD), 5.25%, 07/15/2043	1,810,000	1,823,653

		15,348,243

NORWAY (1.2%)
DNB Bank ASA (USD), 3.20%, 04/03/2017 (a)	9,960,000	10,383,499
SpareBank 1 Boligkreditt AS (USD), MTN, 2.63%, 05/26/2017 (a)	5,980,000	6,220,462
Statoil ASA (USD), 3.95%, 05/15/2043	3,490,000	3,182,039

		19,786,000

REPUBLIC OF IRELAND (0.5%)
Iberdrola Finance Ltd. (USD), 5.00%, 09/11/2019 (a)	7,600,000	7,964,299

SUPRANATIONAL (1.5%)
International Bank for Reconstruction & Development, Series GDIF (AUD), MTN, 5.75%, 10/21/2019	17,170,000	16,942,545
International Finance Corp. (AUD), MTN, 3.25%, 07/26/2017	9,970,000	8,933,007

		25,875,552

SWEDEN (0.5%)
Nordea Bank AB (USD), 3.13%, 03/20/2017 (a)	8,380,000	8,724,007

SWITZERLAND (1.4%)
Credit Suisse AG (USD), 1.63%, 03/06/2015 (a)	13,270,000	13,474,292
Noble Holding International Ltd. (USD), 3.95%, 03/15/2022	5,420,000	5,323,399
Pentair Finance SA (USD), 1.88%, 09/15/2017	4,772,000	4,675,124

		23,472,815

UNITED KINGDOM (2.4%)
Anglo American Capital PLC (USD), 2.63%, 09/27/2017 (a)	7,920,000	7,783,428
BAE Systems PLC (USD), 4.75%, 10/11/2021 (a)	8,180,000	8,593,466
HSBC Bank PLC (USD), 1.50%, 05/15/2018 (a)	5,790,000	5,620,892
Vodafone Group PLC (USD), 2.95%, 02/19/2023	10,240,000	9,495,736
WPP Finance 2010 (USD), 4.75%, 11/21/2021	9,967,000	10,369,487

		41,863,009

UNITED STATES (13.7%)
AbbVie, Inc. (USD), 4.40%, 11/06/2042 (a)	2,340,000	2,228,920
American Express Credit Corp. (USD), 2.13%, 07/27/2018	1,800,000	1,802,434
Anheuser-Busch InBev Worldwide, Inc. (USD), 2.50%, 07/15/2022	7,760,000	7,294,982
Apple, Inc. (USD), 1.00%, 05/03/2018	5,070,000	4,882,669
Bank of America Corp. (USD), 4.10%, 07/24/2023	2,520,000	2,526,461
Berkshire Hathaway, Inc. (USD), 4.50%, 02/11/2043	6,480,000	6,214,443
Boeing Co. (The) (USD), 7.95%, 08/15/2024	9,479,000	13,028,658
Burlington Northern Santa Fe LLC (USD), 4.40%, 03/15/2042	3,430,000	3,238,040
Celgene Corp. (USD), 3.95%, 10/15/2020	4,840,000	4,984,019

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Total Return Bond Fund

Citigroup, Inc. (USD), 4.45%, 01/10/2017	$9,540,000	$10,299,155
CVS Caremark Corp. (USD), 5.75%, 05/15/2041	3,410,000	3,915,485
Devon Energy Corp. (USD), 1.88%, 05/15/2017	2,470,000	2,451,112
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. (USD), 2.40%, 03/15/2017	6,580,000	6,637,654
Dow Chemical Co. (The) (USD), 4.38%, 11/15/2042	4,070,000	3,646,411
Edison International (USD), 3.75%, 09/15/2017	4,820,000	5,099,141
FedEx Corp. (USD), 4.10%, 04/15/2043	3,945,000	3,476,168
Freeport-McMoRan Copper & Gold, Inc. (USD), 3.55%, 03/01/2022	3,810,000	3,448,820
General Electric Capital Corp. (USD), GMTN, 3.10%, 01/09/2023	8,820,000	8,308,793
George Washington University (The), Series 2013 (USD), 4.36%, 09/15/2043	1,120,000	974,745
Goldman Sachs Group, Inc. (The)
(USD), 2.90%, 07/19/2018	5,400,000	5,415,773
(USD), 5.75%, 01/24/2022	3,310,000	3,690,332
Harley-Davidson Financial Services, Inc. (USD), MTN, 3.88%, 03/15/2016 (a)	5,260,000	5,584,137
Ingersoll-Rand Global Holding Co. Ltd. (USD), 5.75%, 06/15/2043 (a)	2,870,000	3,013,629
International Business Machines Corp. (USD), 7.00%, 10/30/2025	3,130,000	4,096,031
JPMorgan Chase & Co.
(USD), 2.00%, 08/15/2017	8,040,000	8,069,073
(USD), 4.35%, 08/15/2021	5,480,000	5,776,687
Lockheed Martin Corp. (USD), 4.07%, 12/15/2042	2,940,000	2,620,831
Merck Sharp & Dohme Corp. (USD), 6.30%, 01/01/2026	650,000	793,032
Metropolitan Life Global Funding I (USD), 2.50%, 09/29/2015 (a)	4,600,000	4,757,950
Morgan Stanley (USD), MTN, 5.55%, 04/27/2017	11,990,000	13,213,172
Mylan, Inc. (USD), 3.13%, 01/15/2023 (a)	5,350,000	4,886,374
Newmont Mining Corp. (USD), 4.88%, 03/15/2042	4,820,000	3,776,991
News America, Inc.
(USD), 8.88%, 04/26/2023	680,000	890,858
(USD), 7.75%, 01/20/2024	530,000	636,132
(USD), 7.43%, 10/01/2026	3,630,000	4,359,902
Northrop Grumman Corp. (USD), 4.75%, 06/01/2043	3,710,000	3,600,447
Omnicom Group, Inc.
(USD), 6.25%, 07/15/2019	6,752,000	7,891,947
(USD), 3.63%, 05/01/2022	2,410,000	2,375,559
San Diego Gas & Electric Co. (USD), 6.00%, 06/01/2026	5,155,000	6,327,845
Sempra Energy (USD), 9.80%, 02/15/2019	6,787,000	9,156,165
Time Warner Cos., Inc. (USD), 7.57%, 02/01/2024	1,770,000	2,218,962
United Parcel Service, Inc. (USD), 3.88%, 04/01/2014	2,380,000	2,433,862
United Technology Corp. (USD), 8.75%, 03/01/2021	2,700,000	3,663,951
Valero Energy Corp. (USD), 8.75%, 06/15/2030	1,325,000	1,698,067
Validus Holdings Ltd. (USD), 8.88%, 01/26/2040	4,920,000	6,341,826
Wal-Mart Stores, Inc. (USD), 4.25%, 04/15/2021	3,640,000	3,987,554
WellPoint, Inc. (USD), 5.10%, 01/15/2044	2,500,000	2,519,060
Whirlpool Corp. (USD), MTN, 5.15%, 03/01/2043	3,850,000	3,736,198
Williams Partners LP (USD), 4.13%, 11/15/2020	4,053,000	4,092,606
Wyeth LLC (USD), 6.45%, 02/01/2024	3,332,000	4,106,787
Zimmer Holdings, Inc.
(USD), 4.63%, 11/30/2019	3,450,000	3,798,322
(USD), 3.38%, 11/30/2021	2,250,000	2,195,082

		236,183,254

Total Corporate Bonds		526,816,957

MUNICIPAL BONDS (4.4%)
CALIFORNIA (1.1%)
Los Angeles Unified School District General Obligation Unlimited Bonds (USD), 6.76%, 07/01/2034	2,740,000	3,380,037

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Total Return Bond Fund

San Francisco City & County Public Utilities Commission Water, Revenue Bonds (USD), 6.00%, 11/01/2040	$5,290,000	$5,957,968
State of California General Obligation Unlimited Bonds
(USD), 7.55%, 04/01/2039	4,660,000	6,250,225
(USD), 7.35%, 11/01/2039	2,195,000	2,853,697

		18,441,927

CONNECTICUT (0.3%)
State of Connecticut General Obligation Unlimited Bonds, Series A (USD), 5.85%, 03/15/2032	4,930,000	5,452,629

FLORIDA (0.2%)
Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series A (USD), 1.30%, 07/01/2016	2,600,000	2,590,250

MASSACHUSETTS (0.6%)
Commonwealth of Massachusetts General Obligation Limited Bonds
Series E (USD), 4.20%, 12/01/2021	4,975,000	5,212,059
(USD), 4.91%, 05/01/2029	1,810,000	1,905,496
(USD), 5.46%, 12/01/2039	2,760,000	2,998,933

		10,116,488

NEW YORK (1.1%)
New York City Municipal Water Finance Authority Revenue Bonds (Build America Bonds) (USD), 5.44%, 06/15/2043	4,975,000	5,485,535
New York City Transitional Finance Authority Revenue Bonds (Qualified School Construction BD)
(USD), 5.27%, 05/01/2027	3,655,000	4,048,753
(USD), 5.01%, 08/01/2027	3,780,000	3,993,343
New York State Dormitory Authority Revenue Bonds (USD), 5.60%, 03/15/2040	5,210,000	5,892,875

		19,420,506

OREGON (0.2%)
State of Oregon General Obligation Unlimited Bonds (USD), 5.89%, 06/01/2027	3,580,000	4,227,264

TEXAS (0.6%)
State of Texas General Obligation Unlimited Bonds
(USD), 5.52%, 04/01/2039	7,160,000	8,208,367
Series A (USD), 4.68%, 04/01/2040	1,620,000	1,660,047

		9,868,414

WASHINGTON (0.3%)
State of Washington General Obligation Unlimited Bonds (USD), 5.09%, 08/01/2033	4,540,000	4,845,814

Total Municipal Bonds		74,963,292

GOVERNMENT BONDS (15.8%)
AUSTRALIA (1.6%)
New South Wales Treasury Corp. (AUD), 6.00%, 04/01/2019	17,200,000	17,384,425
Queensland Treasury Corp.
(AUD), 6.00%, 09/14/2017	3,040,000	3,028,018
(AUD), 6.00%, 06/14/2021	7,340,000	7,456,090

		27,868,533

BRAZIL (4.7%)
Brazil Letras do Tesouro Nacional, Series LTN (BRL), 0.00%, 10/01/2013 (d)	8,855,000	3,826,970
Brazil Notas do Tesouro Nacional Serie F
Series NTNF (BRL), 10.00%, 01/01/2017	110,052,000	47,460,138
Series NTNF (BRL), 10.00%, 01/01/2023	38,700,000	16,166,766

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Total Return Bond Fund

Brazil Notas do Tesouro Nacional Series F (BRL), 10.00%, 01/01/2014	$29,601,000	$13,030,403

		80,484,277

CANADA (3.2%)
Canada Housing Trust No 1 (CAD), 2.05%, 06/15/2018 (a)(c)	18,360,000	17,808,539
Canadian Government Bond (CAD), 1.25%, 09/01/2018	16,980,000	16,038,007
Export Development Canada (USD), 3.13%, 04/24/2014	3,640,000	3,712,665
Province of British Columbia (USD), 2.85%, 06/15/2015	2,080,000	2,173,800
Province of Ontario
(USD), 4.10%, 06/16/2014	9,180,000	9,472,080
(USD), 1.00%, 07/22/2016	5,410,000	5,421,015

		54,626,106

MEXICO (4.9%)
Mexico Fixed Rate Bonds, Series M20 (MXN), 10.00%, 12/05/2024	808,118,400	84,327,379

QATAR (0.5%)
Qatar Government International Bond (USD), 4.00%, 01/20/2015 (a)	9,310,000	9,705,675

REPUBLIC OF SOUTH KOREA (0.2%)
Korea Housing Finance Corp. (USD), 1.63%, 09/15/2018 (a)	3,230,000	3,027,392

SWEDEN (0.7%)
Sweden Government International Bond (USD), 1.00%, 06/03/2014 (a)	12,070,000	12,145,824

Total Government Bonds		272,185,186

U.S. AGENCIES (18.3%)
UNITED STATES (18.3%)
Federal Home Loan Mortgage Corp.
(USD), 6.50%, 05/01/2022	2,251	2,513
(USD), 6.50%, 08/01/2036	1,048,323	1,180,352
(USD), 6.50%, 09/01/2037	149,290	168,228
(USD), 6.50%, 12/01/2037	338,967	365,897
(USD), 6.50%, 05/01/2038	3,370,352	3,765,578
(USD), 6.50%, 09/01/2038	293,904	325,299
(USD), 6.50%, 10/01/2038	2,589,919	2,919,434
(USD), 6.50%, 10/01/2038	57,920	65,222
(USD), 6.50%, 11/01/2038	1,291,411	1,455,717
(USD), 6.50%, 12/01/2038	1,510,663	1,702,864
(USD), 4.50%, 06/01/2039	524,371	552,882
(USD), 4.50%, 11/01/2039	3,163,753	3,335,773
(USD), 4.50%, 09/01/2040	16,518	17,426
(USD), 4.50%, 04/01/2041	12,291	12,983
(USD), 4.50%, 05/01/2041	813,959	859,759
(USD), 4.50%, 06/01/2041	1,560,132	1,647,919
(USD), 4.50%, 08/01/2041	821,458	866,651
(USD), 4.50%, 09/01/2041	626,867	662,141
(USD), 4.50%, 11/01/2041	2,789,551	2,945,899
TBA (USD), 3.00%, 08/01/2043	17,830,000	17,228,237
TBA (USD), 3.50%, 08/01/2043	14,090,000	14,171,459
Federal National Mortgage Association
(USD), 0.63%, 08/26/2016	16,200,000	16,164,133
(USD), 3.50%, 10/01/2018	180,981	189,982
(USD), 4.50%, 10/01/2019	4,405,909	4,703,204
(USD), 3.50%, 09/01/2020	861,183	902,670
(USD), 3.50%, 10/01/2020	3,507,081	3,676,030
(USD), 3.50%, 11/01/2020	79,963	83,835

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Total Return Bond Fund

(USD), 3.50%, 08/01/2025	$503,689	$530,338
(USD), 3.50%, 08/01/2025	473,629	498,695
(USD), 3.50%, 08/01/2025	122,869	129,090
(USD), 3.50%, 09/01/2025	976,165	1,025,774
(USD), 3.50%, 09/01/2025	534,977	562,179
(USD), 3.50%, 10/01/2025	1,430,578	1,503,298
(USD), 3.50%, 10/01/2025	1,208,053	1,269,537
(USD), 3.50%, 10/01/2025	695,836	731,213
(USD), 3.50%, 10/01/2025	364,627	383,144
(USD), 3.50%, 10/01/2025	99,518	104,570
(USD), 3.50%, 11/01/2025	392,136	412,066
(USD), 3.50%, 11/01/2025	341,653	359,026
(USD), 3.50%, 11/01/2025	230,164	241,858
(USD), 3.50%, 11/01/2025	185,222	194,640
(USD), 3.50%, 12/01/2025	4,113,216	4,322,123
(USD), 3.50%, 12/01/2025	448,473	471,266
(USD), 3.50%, 01/01/2026	245,552	258,027
(USD), 3.50%, 01/01/2026	119,003	125,051
(USD), 3.50%, 01/01/2026	112,687	118,409
(USD), 3.50%, 02/01/2026	407,258	427,959
(USD), 3.50%, 05/01/2026	288,993	303,658
(USD), 3.50%, 05/01/2026	145,763	153,148
(USD), 3.50%, 08/01/2026	419,896	441,157
(USD), 3.50%, 09/01/2026	187,853	197,383
(USD), 3.50%, 09/01/2026	130,176	136,801
(USD), 3.50%, 10/01/2026	12,817	13,467
(USD), 3.50%, 11/01/2026	33,019	34,695
(USD), 3.50%, 12/01/2026	1,785,814	1,876,466
(USD), 3.50%, 12/01/2026	228,953	240,581
(USD), 3.50%, 12/01/2026	47,774	50,196
(USD), 3.50%, 06/01/2027	285,254	299,757
TBA (USD), 3.00%, 08/01/2028	14,360,000	14,779,020
TBA (USD), 4.00%, 08/01/2028	23,230,000	24,605,650
(USD), 5.50%, 01/01/2029	364,384	396,909
(USD), 5.50%, 02/01/2033	864,690	947,724
(USD), 5.00%, 05/01/2035	5,269,863	5,683,509
(USD), 2.74%, 02/01/2036 (b)	512,846	547,607
(USD), 5.50%, 11/01/2036	497,771	542,347
(USD), 5.50%, 01/01/2037	349,848	381,159
(USD), 5.50%, 11/01/2037	1,098,666	1,196,031
(USD), 5.50%, 02/01/2038	3,236,428	3,523,128
(USD), 5.50%, 06/01/2038	370,730	403,571
(USD), 5.50%, 11/01/2038	7,183,080	7,819,394
(USD), 5.50%, 08/01/2039	2,207,765	2,405,738
(USD), 4.50%, 06/01/2040	11,139,697	11,820,093
(USD), 5.50%, 02/01/2041	927,278	1,034,500
TBA (USD), 3.00%, 08/01/2043	26,440,000	25,634,408
TBA (USD), 3.50%, 08/01/2043	17,550,000	17,698,078
TBA (USD), 4.50%, 08/01/2043	41,260,000	43,729,151
Government National Mortgage Association
(USD), 6.00%, 04/15/2037	250,021	275,380
(USD), 6.00%, 06/15/2037	244,137	270,068
(USD), 6.00%, 09/15/2037	443,273	488,106
(USD), 6.00%, 11/15/2037	873,568	961,922
(USD), 6.00%, 11/15/2037	317,872	350,022
(USD), 6.00%, 12/15/2037	321,902	354,460
(USD), 6.00%, 12/15/2037	108,086	119,018

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Total Return Bond Fund

(USD), 6.00%, 01/15/2038	$247,539	$272,561
(USD), 6.00%, 04/15/2038	468,016	515,325
(USD), 5.00%, 06/15/2038	140,227	151,303
(USD), 6.00%, 07/15/2038	228,640	251,753
(USD), 6.00%, 08/15/2038	101,330	111,574
(USD), 6.00%, 09/15/2038	529,732	591,298
(USD), 6.00%, 09/15/2038	484,380	533,748
(USD), 4.50%, 02/15/2039	410,314	436,738
(USD), 5.00%, 03/15/2039	1,115,266	1,207,568
(USD), 5.00%, 04/15/2039	412,560	445,502
(USD), 5.00%, 06/15/2039	319,438	352,999
(USD), 4.50%, 04/15/2040	2,460,073	2,629,124
(USD), 4.50%, 07/15/2040	4,846,985	5,180,060
(USD), 4.50%, 04/15/2041	5,011,478	5,324,221
(USD), 5.00%, 05/15/2041	497,696	538,364
(USD), 5.00%, 06/15/2041	574,757	621,722
(USD), 5.00%, 10/15/2041	19,197	20,766
TBA (USD), 3.50%, 08/01/2043	8,460,000	8,615,981
TBA (USD), 4.00%, 08/01/2043	22,750,000	23,748,868

		314,904,127

Total U.S. Agencies		314,904,127

U.S. TREASURIES (5.2%)
UNITED STATES (5.2%)
U.S. Treasury Bond (USD), 3.13%, 02/15/2043	700,000	635,797
U.S. Treasury Bonds (USD), 4.75%, 02/15/2041	12,050,000	14,615,336
U.S. Treasury Inflation Index Bonds (USD), 0.63%, 02/15/2043	10,590,000	8,929,927
U.S. Treasury Notes
(USD), 0.75%, 03/31/2018	6,990,000	6,819,346
(USD), 0.63%, 04/30/2018	17,980,000	17,408,991
(USD), 1.00%, 05/31/2018	4,810,000	4,733,531
(USD), 1.38%, 06/30/2018	7,560,000	7,562,064
(USD), 1.38%, 07/31/2018	13,470,000	13,460,531
(USD), 2.00%, 02/15/2023	9,220,000	8,790,329
(USD), 1.75%, 05/15/2023	7,090,000	6,576,528

		89,532,380

Total U.S. Treasuries		89,532,380

REPURCHASE AGREEMENT (5.1%)
UNITED STATES (5.1%)
State Street Bank, 0.01%, dated 07/31/2013, due 08/01/2013, repurchase price $87,726,054, collateralized by Federal National Mortgage Association, maturing 12/12/2022; total market value of $2,720,250 and U.S. Treasury Note, maturing 04/15/2016; total market value of $86,762,322	87,726,030	87,726,030

Total Repurchase Agreement		87,726,030

SHORT-TERM INVESTMENTS (0.6%)
UNITED KINGDOM (0.6%)
Vodafone Group PLC (USD), 0.00%, 10/21/2013 (a)(d)	10,190,000	10,184,192

Total Short-Term Investments		10,184,192

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2013 (unaudited)

Aberdeen Total Return Bond Fund

Total Investments (Cost $1,903,710,181) (e)—109.9%	1,887,032,094

Liabilities in excess of other assets—(9.9)%	(169,340,460)

Net Assets—100.0%	$1,717,691,634

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2013.
(c)	This security is government guaranteed.
(d)	Issued with a zero coupon.
(e)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
MXN	Mexican Peso
TBA	Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
USD	U.S. Dollar

At July 31, 2013, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar/United States Dollar
08/22/2013	Westpac Banking Corp.	AUD	12,909,040	USD	11,659,087	$11,587,461	$(71,626)
Brazilian Real/United States Dollar
08/02/2013	Credit Suisse	BRL	43,180,575	USD	19,064,271	18,927,641	(136,630)
08/02/2013	JPMorgan Chase	BRL	45,533,817	USD	20,107,669	19,959,154	(148,515)
Mexican Peso/United States Dollar
08/29/2013	Credit Suisse	MXN	98,009,415	USD	7,672,330	7,653,150	(19,180)

						$58,127,406	$(375,951)

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Australian Dollar
08/22/2013	Deutsche Bank	USD	23,217,036	AUD	25,383,519	$22,784,850	$432,186
08/22/2013	Westpac Banking Corp.	USD	50,792,607	AUD	55,526,824	49,842,195	950,412
United States Dollar/Brazilian Real
08/02/2013	Credit Suisse	USD	19,648,970	BRL	43,180,575	18,927,642	721,328
08/02/2013	JPMorgan Chase	USD	20,728,753	BRL	45,533,817	19,959,154	769,599
09/04/2013	Credit Suisse	USD	18,934,697	BRL	43,180,575	18,794,296	140,401
09/04/2013	JPMorgan Chase	USD	19,970,097	BRL	45,533,817	19,818,542	151,555
United States Dollar/Canadian Dollar
08/19/2013	Deutsche Bank	USD	16,797,171	CAD	17,424,108	16,957,080	(159,909)
08/19/2013	JPMorgan Chase	USD	16,857,624	CAD	17,450,429	$16,982,695	$(125,071)

						$184,066,454	$2,880,501

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2013 (unaudited)

Aberdeen Global High Income Fund

	Shares or Principal Amount	Value
CORPORATE BONDS (72.3%)
AUSTRALIA (1.6%)
FMG Resources August 2006 Pty Ltd.
(USD), 6.00%, 04/01/2017 (a)	$3,255,000	$3,271,275
(USD), 8.25%, 11/01/2019 (a)	17,795,000	18,862,700
(USD), 6.88%, 04/01/2022 (a)	5,355,000	5,321,531
Paladin Energy Ltd.
(USD), 3.63%, 11/04/2015	5,875,000	5,258,125
(USD), 6.00%, 04/30/2017 (a)	8,300,000	7,553,000

		40,266,631

BRAZIL (0.4%)
Tonon Bioenergia SA (USD), 9.25%, 01/24/2020 (a)	11,375,000	10,408,125

CANADA (6.6%)
Air Canada
(USD), 9.25%, 08/01/2015 (a)	775,088	811,420
(USD), 12.00%, 02/01/2016 (a)	15,940,482	17,375,125
Bombardier, Inc.
(USD), 6.13%, 01/15/2023 (a)	8,080,000	8,302,200
(USD), 7.45%, 05/01/2034 (a)	4,170,000	4,274,250
First Quantum Minerals Ltd. (USD), 7.25%, 10/15/2019 (a)	12,320,000	12,073,600
FQM Akubra, Inc. (USD), 7.50%, 06/01/2021 (a)	2,240,000	2,251,200
Garda World Security Corp.
(USD), 9.75%, 03/15/2017 (a)	15,910,000	17,182,800
(CAD), 9.75%, 03/15/2017	1,175,000	1,201,198
Lightstream Resources Ltd. (USD), 8.63%, 02/01/2020 (a)	27,200,000	26,656,000
Nortel Networks Ltd. (USD), 0.00%, 07/15/2011 (b)	8,535,000	9,047,100
Postmedia Network, Inc.
(CAD), 8.25%, 08/16/2017 (a)	33,756,880	33,414,085
(USD), 12.50%, 07/15/2018	10,325,000	11,564,000
Trinidad Drilling Ltd. (USD), 7.88%, 01/15/2019 (a)	21,575,000	22,977,375

		167,130,353

CHINA (0.9%)
MIE Holdings Corp. (USD), 9.75%, 05/12/2016 (a)	15,290,000	15,863,375
Residential Reinsurance 2013 Ltd. (USD), 8.04%, 06/06/2019 (a)(c)	5,380,000	5,412,818

		21,276,193

CZECH REPUBLIC (1.4%)
CET 21 spol sro (EUR), 9.00%, 11/01/2017 (a)	24,910,000	36,370,067

FRANCE (0.9%)
Labco SAS (EUR), 8.50%, 01/15/2018 (a)	15,999,000	22,667,744

GERMANY (0.5%)
KP Germany Erste GmbH (EUR), 11.63%, 07/15/2017 (a)	8,125,000	12,248,431
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH
(EUR), 5.13%, 01/21/2023 (a)	770,000	992,614

		13,241,045

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Global High Income Fund

INDONESIA (0.7%)
Gajah Tunggal Tbk PT (USD), 7.75%, 02/06/2018 (a)	$18,005,000	$18,185,050

ITALY (0.9%)
Wind Acquisition Finance SA
(EUR), 12.25%, 07/15/2017 (a)	12,519,193	17,237,828
(USD), 7.25%, 02/15/2018 (a)	4,810,000	4,978,350

		22,216,178

LUXEMBOURG (1.1%)
Far East Capital Ltd. SA (USD), 8.00%, 05/02/2018 (a)	800,000	754,000
INEOS Group Holdings SA
(USD), 6.13%, 08/15/2018 (a)	1,935,000	1,891,462
(EUR), 6.50%, 08/15/2018 (a)	13,715,000	17,994,869
Magnolia BC SA (EUR), 9.00%, 08/01/2020 (a)	4,520,000	6,141,262

		26,781,593

MEXICO (0.7%)
Satelites Mexicanos SA de CV (USD), 9.50%, 05/15/2017	15,209,000	16,881,990

NETHERLANDS (1.1%)
DTEK Finance BV (USD), 9.50%, 04/28/2015 (a)	2,123,000	2,197,305
Metinvest BV (USD), 8.75%, 02/14/2018 (a)	15,315,000	14,820,325
OSX 3 Leasing BV (USD), 9.25%, 03/20/2015 (a)	12,405,000	10,885,388

		27,903,018

REPUBLIC OF IRELAND (0.3%)
Argon Capital PLC for Royal Bank of Scotland (GBP), MTN, 2.84%, 10/29/2049 (c)(d)	3,203,000	3,118,963
Nomos Bank Via Nomos Capital PLC (USD), 10.00%, 04/26/2019 (a)	3,855,000	4,095,937

		7,214,900

RUSSIA (1.2%)
Evraz Group SA (USD), 9.50%, 04/24/2018 (a)	14,745,000	15,906,906
Far Eastern Shipping Co. (USD), 8.00%, 05/02/2018 (a)	10,485,000	9,882,113
VTB Bank OJSC via VTB Eurasia Ltd. (USD), 9.50%, 12/29/2049 (a)(c)(d)	4,930,000	5,275,100

		31,064,119

SWEDEN (1.0%)
Verisure Holding AB
(EUR), 8.75%, 09/01/2018 (a)	7,935,000	11,585,568
(EUR), MTN, 8.75%, 09/01/2018 (a)	1,650,000	2,409,097
(EUR), 8.75%, 12/01/2018 (a)	2,070,000	2,905,284
(EUR), MTN, 8.75%, 12/01/2018 (a)	5,000,000	7,017,595

		23,917,544

SWITZERLAND (0.3%)
Credit Suisse Group Guernsey I Ltd. (USD), 7.88%, 02/24/2041 (a)(c)	7,630,000	8,125,950

UKRAINE (0.7%)
Mriya Agro Holding PLC (USD), 9.45%, 04/19/2018 (a)	18,125,000	16,901,563

UNITED KINGDOM (3.2%)
Barclays Bank PLC (GBP), 6.13%, 04/29/2049 (c)(d)	6,586,000	9,575,616
DTEK Finance PLC (USD), 7.88%, 04/04/2018 (a)	7,030,000	6,810,312
HBOS Capital Funding LP (USD), 6.07%, 06/29/2049 (a)(c)(d)	2,035,000	1,963,775
INEOS Group Holdings SA (EUR), 7.88%, 02/15/2016 (a)	2,250,014	3,034,464
Intelsat Jackson Holdings SA (USD), 7.25%, 04/01/2019	4,130,000	4,486,213
Lloyds TSB Bank PLC

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Global High Income Fund

(GBP), EMTN, 13.00%, 01/29/2049 (c)(d)	$8,010,000	$18,095,045
(EUR), 2.70%, 10/29/2049 (c)(d)	5,629,000	6,507,540
Royal Bank of Scotland Group PLC (EUR), 5.50%, 11/29/2049	5,533,000	5,358,681
Royal Bank of Scotland PLC (USD), MTN, 9.50%, 03/16/2022 (a)(c)	1,935,000	2,146,205
Unique Pub Finance Co. PLC
Series A3 (GBP), 6.54%, 03/30/2021	3,900,000	5,974,406
Series M (GBP), 7.40%, 03/28/2024	4,110,000	5,877,199
Series A4 (GBP), 5.66%, 06/30/2027	8,260,000	11,811,596

		81,641,052

UNITED STATES (48.8%)
AES Corp. (USD), 8.00%, 06/01/2020	20,670,000	24,028,875
American Achievement Corp. (USD), 10.88%, 04/15/2016 (a)	12,510,000	12,885,300
American International Group, Inc., Series A2 (GBP), 5.75%, 03/15/2067 (c)	4,000,000	5,774,666
APX Group, Inc.
(USD), 6.38%, 12/01/2019 (a)	6,265,000	6,139,700
(USD), 8.75%, 12/01/2020 (a)	9,375,000	9,421,875
Arch Coal, Inc.
(USD), 7.00%, 06/15/2019	5,415,000	4,453,838
(USD), 7.25%, 06/15/2021	25,130,000	20,543,775
BC Mountain LLC / BC Mountain Finance, Inc. (USD), 7.00%, 02/01/2021 (a)	1,415,000	1,475,138
Blue Danube Ltd. (USD), 10.87%, 04/10/2015 (a)(c)	9,355,000	9,872,332
Chaparral Energy, Inc. (USD), 7.63%, 11/15/2022	7,545,000	7,752,488
Chesapeake Energy Corp.
(USD), 5.38%, 06/15/2021	4,150,000	4,150,000
(USD), 2.50%, 05/15/2037	1,370,000	1,317,769
Clayton Williams Energy, Inc. (USD), 7.75%, 04/01/2019	32,405,000	33,296,137
Clear Channel Worldwide Holdings, Inc. (USD), 6.50%, 11/15/2022	11,665,000	12,216,750
Clearwire Communications LLC
(USD), 12.00%, 12/01/2015 (a)	23,040,000	24,480,000
(USD), 14.75%, 12/01/2016 (a)	710,000	974,475
Compass Re Ltd., Series CL3 (USD), 11.29%, 01/08/2015 (a)(c)	7,245,000	7,459,452
DPH Holdings Corp. (USD), 6.55%, 06/15/2006 (b)(e)	1,500,000	40,875
Dresdner Funding Trust I (USD), 8.15%, 06/30/2031 (a)	7,355,000	7,373,388
Drill Rigs Holdings, Inc. (USD), 6.50%, 10/01/2017 (a)	15,595,000	15,945,887
El Paso LLC
(USD), MTN, 8.05%, 10/15/2030	1,330,000	1,428,520
(USD), MTN, 7.80%, 08/01/2031	23,249,000	24,675,303
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. (USD), 12.25%, 03/01/2022 (a)	8,830,000	9,867,525
Epicor Software Corp. (USD), 8.63%, 05/01/2019	8,630,000	9,190,950
Everglades Re Ltd. (USD), 10.04%, 03/28/2018 (a)(c)	2,452,000	2,392,416
First Data Corp. (USD), 8.25%, 01/15/2021 (a)	23,345,000	24,512,250
Florida East Coast Holdings Corp. (USD), 10.50%, 08/01/2017	20,867,925	22,015,661
Frontier Communications Corp.
(USD), 8.75%, 04/15/2022	13,533,000	14,987,797
(USD), 7.63%, 04/15/2024	1,840,000	1,867,600
(USD), 9.00%, 08/15/2031	13,510,000	13,307,350
GenCorp, Inc. (USD), 7.13%, 03/15/2021 (a)	13,115,000	13,901,900
General Motors (Escrow Shares)
(USD), 7.13%, 07/15/2013	2,240,000	—
(USD), 8.25%, 07/15/2023	35,495,000	—
(USD), 8.10%, 06/15/2024	2,485,000	—
(USD), 7.38%, 05/23/2048	3,460,000	—
(USD), 8.80%, 03/01/2049	7,200,000	—
(USD), 8.38%, 07/15/2049	3,550,000	—
GenOn Americas Generation LLC

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Global High Income Fund

(USD), 8.50%, 10/01/2021	$295,000	$323,025
(USD), 9.13%, 05/01/2031	20,327,650	22,055,500
Global Brass & Copper, Inc. (USD), 9.50%, 06/01/2019 (a)	23,975,000	26,072,812
Halcon Resources Corp. (USD), 8.88%, 05/15/2021	23,875,000	24,233,125
HCA Holdings, Inc. (USD), 7.75%, 05/15/2021	9,745,000	10,622,050
HCA, Inc.
(USD), 7.19%, 11/15/2015	2,364,000	2,582,670
(USD), 7.50%, 02/15/2022	7,000,000	7,910,000
Hercules Offshore, Inc.
(USD), 10.25%, 04/01/2019 (a)	19,475,000	21,617,250
(USD), 8.75%, 07/15/2021 (a)	7,870,000	8,273,338
Immucor, Inc. (USD), 11.13%, 08/15/2019	9,385,000	10,370,425
IMS Health, Inc. (USD), 12.50%, 03/01/2018 (a)	18,465,000	22,250,325
Infor US, Inc. (EUR), 10.00%, 04/01/2019	18,785,000	27,864,542
Jefferies Finance LLC / JFIN Co-Issuer Corp. (USD), 7.38%, 04/01/2020 (a)	6,260,000	6,353,900
KB Home (USD), 1.38%, 02/01/2019	180,000	183,938
KCG Holdings, Inc. (USD), 8.25%, 06/15/2018 (a)	6,790,000	6,637,225
Landry’s Holdings II, Inc. (USD), 10.25%, 01/01/2018 (a)	10,515,000	11,172,188
Landry’s, Inc. (USD), 9.38%, 05/01/2020 (a)	9,950,000	10,820,625
Laureate Education, Inc. (USD), 9.25%, 09/01/2019 (a)	32,715,000	35,659,350
Level 3 Financing, Inc. (USD), 7.00%, 06/01/2020	23,730,000	24,738,525
Lynx I Corp. (GBP), 6.00%, 04/15/2021 (a)	7,940,000	12,448,095
Marquette Transportation Co. / Marquette Transportation Finance Corp. (USD), 10.88%, 01/15/2017	25,125,000	27,009,375
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance (USD), 9.75%, 04/01/2021 (a)	6,900,000	7,279,500
MetroPCS Wireless, Inc.
(USD), 6.63%, 11/15/2020	4,915,000	5,179,181
(USD), 6.25%, 04/01/2021 (a)	7,110,000	7,278,863
(USD), 6.63%, 04/01/2023 (a)	7,110,000	7,278,863
Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC (USD), 9.25%, 06/01/2021 (a)	27,360,000	26,915,400
Momentive Performance Materials, Inc.
(USD), 8.88%, 10/15/2020	3,895,000	4,167,650
(EUR), 9.50%, 01/15/2021	15,585,000	18,038,146
Mythen Re Ltd., Series 2012-2, Class A (USD), 8.61%, 01/05/2017 (a)(c)	5,875,000	5,946,088
New Albertsons, Inc.
(USD), 7.75%, 06/15/2026	9,462,000	7,356,705
Series C (USD), MTN, 6.63%, 06/01/2028	4,420,000	3,077,425
(USD), 7.45%, 08/01/2029	19,080,000	14,596,200
(USD), 8.70%, 05/01/2030	10,285,000	8,446,556
New Enterprise Stone & Lime Co., Inc. (USD), 13.00%, 03/15/2018 (a)	10,789,450	11,436,817
Nortek, Inc.
(USD), 8.50%, 04/15/2021	12,875,000	14,001,562
(USD), 8.50%, 04/15/2021 (a)	5,820,000	6,271,050
Palace Entertainment Holdings LLC / Palace Entertainment Holdings Corp. (USD), 8.88%, 04/15/2017 (a)	31,575,000	33,153,750
PNC Preferred Funding Trust I (USD), 1.92%, 03/15/2017 (a)(c)(d)	16,215,000	13,944,900
Realogy Group LLC (USD), 9.00%, 01/15/2020 (a)	60,000	69,000
Residential Reinsurance 2011 Ltd.
(USD), 8.94%, 12/06/2015 (a)(c)	10,790,000	10,881,715
Series CL5 (USD), 8.79%, 12/06/2016 (a)(c)	12,370,000	12,948,916
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu (USD), 9.00%, 04/15/2019	21,125,000	22,075,625
Samson Investment Co. (USD), 10.00%, 02/15/2020 (a)	22,410,000	23,866,650
SandRidge Energy, Inc.
(USD), 8.75%, 01/15/2020	5,573,000	5,879,515

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Global High Income Fund

(USD), 7.50%, 03/15/2021	$6,675,000	$6,641,625
(USD), 7.50%, 03/15/2021 (a)	250	249
Spanish Broadcasting System, Inc. (USD), 12.50%, 04/15/2017 (a)	13,595,000	14,954,500
SPL Logistics Escrow LLC / SPL Logistics Finance Corp. (USD), 8.88%, 08/01/2020 (a)	15,060,000	15,737,700
Standard Pacific Corp. (USD), 8.38%, 01/15/2021	18,035,000	20,875,512
Successor X Ltd.
(USD), 9.41%, 02/25/2014 (a)(c)	14,115,000	14,085,358
(USD), 11.29%, 11/10/2015 (a)(c)	6,845,000	6,971,633
SUPERVALU, Inc. (USD), 8.00%, 05/01/2016	13,125,000	14,552,344
Townsquare Radio LLC / Townsquare Radio, Inc. (USD), 9.00%, 04/01/2019 (a)	14,410,000	15,418,700
TransUnion Holding Co., Inc. (USD), 9.63%, 06/15/2018	21,230,000	23,140,700
Venoco, Inc.
(USD), 11.50%, 10/01/2017	11,230,000	11,988,025
(USD), 8.88%, 02/15/2019	17,210,000	17,231,512
Verso Paper Holdings LLC / Verso Paper, Inc. (USD), 11.75%, 01/15/2019	16,390,000	16,963,650
Visteon Corp. (USD), 6.75%, 04/15/2019	16,542,000	17,741,295
Windstream Corp. (USD), 6.38%, 08/01/2023	13,080,000	12,491,400
WPX Energy, Inc. (USD), 6.00%, 01/15/2022	25,877,000	26,459,232
Wyle Services Corp. (USD), 10.50%, 04/01/2018 (a)	19,075,000	19,170,375
YCC Holdings LLC / Yankee Finance, Inc. (USD), 10.25%, 02/15/2016	8,078,000	8,320,421
YRC Worldwide, Inc.
Series A (USD), 10.00%, 03/31/2015 (e)	3,354,109	3,555,356
Series B (USD), 10.00%, 03/31/2015 (e)	3,467,870	7,729,882
Zayo Group LLC / Zayo Capital, Inc. (USD), 10.13%, 07/01/2020	14,095,000	16,174,012

		1,227,241,833

Total Corporate Bonds		1,819,434,948

GOVERNMENT BONDS (2.0%)
BRAZIL (0.8%)
Brazil Notas do Tesouro Nacional Series F (BRL), 10.00%, 01/01/2014	42,765,000	18,825,215

MEXICO (1.2%)
Mexico Fixed Rate Bonds, Series M10 (MXN), 8.00%, 12/17/2015	368,500,000	31,256,151

Total Government Bonds		50,081,366

TERM LOANS (10.0%)
REPUBLIC OF IRELAND (0.8%)
Eircom Finco S.A.R.L. (EUR), 4.20%, 09/30/2017 (c)	18,058,000	21,400,888

UNITED STATES (9.2%)
Cenevo Corp. (USD), 6.25%, 02/13/2017 (c)	16,123,893	16,224,668
Commercial Barge Line Co. (USD), 7.50%, 09/23/2019 (c)	24,324,037	23,229,456
Expera Specialty Solutions (USD), 7.50%, 12/21/2018 (c)	10,045,000	9,944,550
Ford Motor (USD), 0.25%, 11/30/2017 (c)	4,418,367	4,258,201
JC Penny Corp., Inc. (USD), 6.00%, 05/21/2018 (c)	3,155,000	3,184,578
Lonestar Intermediate Holdings LLC (USD), 11.00%, 09/02/2019 (c)	16,570,000	17,398,500
MacDermid, Inc. (USD), 7.75%, 12/07/2020 (c)	10,130,000	10,281,950
McGraw-Hill Global Holdings (USD), 9.00%, 03/22/2019 (c)	9,140,937	9,203,781
Navistar International, Inc. (USD), 5.75%, 08/17/2017 (c)	4,446,907	4,532,141
Newpage Corp. (USD), 7.75%, 12/21/2018 (c)	14,387,700	14,663,469
Philadelphia Energy (USD), 6.25%, 04/04/2018 (c)	16,234,312	16,193,727
Pinnacle Operating Corp. (USD), 4.75%, 11/06/2018 (c)	11,131,028	11,223,783
Texas Competitive Electric Co. (USD), 3.72%, 10/10/2014 (c)	36,981,952	26,516,059
Van Wagner Communications LLC (USD), 8.25%, 08/03/2018 (c)	16,429,050	16,504,344

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Global High Income Fund

Visant Holding Corp. (USD), 5.25%, 12/22/2016 (c)	$11,152,515	$10,937,829
YRC Worldwide, Inc.
(USD), 11.25%, 09/30/2014 (c)	16,713,900	17,037,732
(USD), 7.50%, 03/31/2015 (c)	13,789,091	13,754,618
(USD), 10.00%, 03/31/2015 (c)	6,067,536	6,109,250

		231,198,636

Total Term Loans		252,599,524

COMMON STOCKS (1.6%)
Deep Ocean	1,427,968	29,219,936
General Motors Co. *	236,410	8,480,027
Motors Liquidation Co. GUC Trust *	59,350	1,937,777
YRC Worldwide, Inc. *	20,879	673,557

Total Common Stocks		40,311,297

PREFERRED STOCKS (1.8%)
Ally Financial, Inc., Preferred Shares (USD), 7.00%, 12/31/2049 (a)	22,432	22,221,700
General Motors Co. , Preferred Shares, Series B (USD), 4.75%, 12/01/2013	326,000	16,280,440
GMAC Capital Trust I, Preferred Shares, Series 2 (USD), 8.13%, 02/15/2040 (c)	255,875	6,793,481
Merrill Lynch Capital Trust II, Preferred Shares (USD), 6.45%, 06/15/2062 (c)	1,600	40,048

Total Preferred Stocks		45,335,669

WARRANTS (0.4%)
General Motors Co. (USD), 0.00%, 07/10/2019 *	429,842	9,652,102

Total Warrants		9,652,102

REPURCHASE AGREEMENT (10.8%)
UNITED STATES (10.8%)
State Street Bank, 0.01%, dated 07/31/2013, due 08/01/2013, repurchase price $270,764,198 collateralized by U.S.Treasury Note, maturing 08/31/2017-04/30/2018; total market value of $276,179,759	270,764,123	270,764,123

Total Repurchase Agreement		270,764,123

TIME DEPOSITS (0.2%)
UNITED STATES (0.2%)
State Street Bank & Trust Time Deposit, 0.01%, 08/01/2013	5,090,000	5,090,000

Total Time Deposits		5,090,000

Total Investments (Cost $2,423,975,985) (f)—99.1%		2,493,269,029

Other assets in excess of liabilities—0.9%		23,207,245

Net Assets—100.0%		$2,516,476,274

Amount listed as “—” are $0 or round to $0.

*	Non-income producing security.
(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Security is in default.
(c)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2013.
(d)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.
(e)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.45% of net assets as of July 31, 2013. (unaudited)
(f)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Global High Income Fund

BRL	Brazilian Real
CAD	Canadian Dollar
EMTN	Euro Medium Term Note
EUR	Euro Currency
GBP	British Pound Sterling
GMTN	Global Medium Term Note
MTN	Medium Term Note
MXN	Mexican Peso
NOK	Norwegian Krone
USD	U.S. Dollar

At July 31, 2013, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Canadian Dollar/United States Dollar
09/05/2013	JPMorgan Chase Bank N.A	CAD	3,480,934	USD	3,412,848	$3,386,255	$(26,593)
Euro/United States Dollar
08/13/2013	JPMorgan Chase Bank N.A	EUR	25,196,500	USD	33,254,340	33,521,371	267,031

						$36,907,626	$240,438

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Brazilian Real
10/22/2013	JPMorgan Chase Bank N.A	USD	19,897,780	BRL	45,257,500	$19,500,424	$397,356
United States Dollar/British Pound
08/27/2013	Westpac Banking Corporation	USD	80,374,924	GBP	52,044,500	79,158,482	1,216,442
United States Dollar/Canadian Dollar
09/05/2013	JPMorgan Chase Bank N.A	USD	37,658,295	CAD	38,837,000	37,780,653	(122,358)
United States Dollar/Euro
08/13/2013	JPMorgan Chase Bank N.A	USD	109,264,019	EUR	82,949,000	110,355,177	(1,091,158)
10/29/2013	Deutsche Bank AG London	USD	146,066,768	EUR	110,319,000	146,809,093	(742,325)
United States Dollar/Norwegian Krone
08/13/2013	JPMorgan Chase Bank N.A	USD	27,454,145	NOK	158,361,000	26,862,752	591,393

						$420,466,581	$249,350

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2013 (unaudited)

Aberdeen Global High Income Fund

At July 31, 2013, the Fund held the following credit default swaps:

Sell Protection:

Counterparty	Expiration Date	Notional Amount	Swap Details	Unrealized Appreciation/ (Depreciation)	Implied Credit Spread*
UBS AG	12/20/2016	4,320,000	Pay: Grohe Holding Gmbh(T) Receive: Fixed rate equal to 5.00%	$768,366	0.87%
Deutsche Bank	12/20/2016	4,320,000	Pay: Grohe Holding Gmbh(T) Receive: Fixed rate equal to 5.00%	1,431,222	0.87%
Goldman Sachs International	12/20/2017	8,440,000	Pay: Chesapeake Energy(T) Receive: Fixed rate equal to 5.00%	756,476	2.72%
Goldman Sachs International	12/20/2017	9,935,000	Pay: Chesapeake Energy(T) Receive: Fixed rate equal to 5.00%	1,561,085	2.72%
Goldman Sachs International	12/20/2017	9,940,000	Pay: Chesapeake Energy(T) Receive: Fixed rate equal to 5.00%	1,561,870	2.72%
Deutsche Bank	03/20/2018	3,460,000	Pay: Rite Aid(T) Receive: Fixed rate equal to 5.00%	380,851	3.18%
Goldman Sachs International	03/20/2018	5,000,000	Pay: Rite Aid(T) Receive: Fixed rate equal to 5.00%	550,363	3.18%
Goldman Sachs International	03/20/2018	5,000,000	Pay: Rite Aid(T) Receive: Fixed rate equal to 5.00%	562,863	3.18%
Morgan Stanley	06/20/2018	4,500,000	Pay: New Albertsons(T) Receive: Fixed rate equal to 5.00%	10,013	7.04%
Morgan Stanley	06/20/2018	4,515,000	Pay: New Albertsons(T) Receive: Fixed rate equal to 5.00%	21,333	7.04%

				$7,604,442

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	Markit CDX North America High Yield (S20)	5.00%	6/20/2018	USD	90,000,000	$239,380

*	Implied credit spreads, represented in absolute terms, are utilized in determining the market value of credit default swaps agreements on corporate issues or sovereign issues and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made prior to entering into the agreement. For credit default with asset-backed securities or credit indices as the underlying assets, the quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes to statements of investments.

Notes to Statements of Investments (unaudited)

July 31, 2013

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Aberdeen Investment Funds (formerly known as the Artio Global Investment Funds) (the “Trust”) and Aberdeen Global Select Opportunities Fund Inc. (formerly known as the Artio Select Opportunities Fund Inc.) (the “Global Select Opportunities Fund”) in the preparation of their financial statements. (Each series of the Trust and the Global Select Opportunities Fund are also referred to herein as a “Fund” or collectively, the “Funds”.) The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a) Portfolio Valuation

Each Fund’s assets for which market quotations are readily available are valued at fair value on the basis of quotations furnished by a pricing service or provided by securities dealers. Equity investments are generally valued using the last sale price or official closing price taken from the primary market in which each security trades, or if no sales occurred during the day, at the mean of the current quoted bid and asked prices.

Fixed income securities are generally valued using prices provided directly by independent third party services or provided directly from one or more broker dealers or market makers, each in accordance with valuation procedures (“Valuation Procedures”) approved by the Global Select Opportunities Fund’s Board of Director’s, and the Trust’s Board of Trustees (each a “Board” and collectively, “the Boards”), as applicable. The pricing services may use valuation models or matrix pricing, which consider yield or prices with respect to comparable bond quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as credit rating, interest rates and maturity date, to determine current value.

Assets and liabilities initially expressed in foreign currency will be converted into U.S. dollar values. Short-term dollar-denominated investments of appropriate credit quality that mature in 60 days or less are valued on the basis of amortized cost, which approximates fair value. To the extent each Fund invests in other open-end funds, the Fund will calculate its Net Asset Value (“NAV”) based upon the NAV of the underlying funds in which it invests. The prospectuses of these underlying funds explain the circumstances under which they will use good faith fair value pricing and the effects of such fair value pricing.

When market quotations or exchange rates are not readily available, or if the Fund’s investment adviser (Artio Global Management LLC, or effective May 22, 2013, Aberdeen Asset Management Inc.) (each, during their respective tenure, the “Adviser”) concludes that such market quotations do not accurately reflect fair value, the fair value of a Fund’s assets are determined in good faith in accordance with the Valuation Procedures. For options, swaps and warrants, a fair value price may be determined using readily available market quotations, prices provided by independent pricing services, or by using modeling tools provided by industry accepted financial data service providers. Key inputs to such tools may include yield and prices from comparable or reference assets, maturity or expiration dates, ratings, and interest rates. In addition, the Adviser, through its pricing committee, may determine the fair value price based upon multiple factors as set forth in the Valuation Procedures approved by the Boards.

The closing prices of domestic or foreign securities may not reflect their market values at the time the Funds calculate their respective NAVs if an event that materially affects the value of those securities has occurred since the closing prices were established on the domestic or foreign exchange market, but before the Funds’ NAV calculations. Under certain conditions, the Boards have approved an independent pricing service to fair value foreign securities. This is generally accomplished by adjusting the closing price for movements in correlated indices, securities or derivatives. Fair value pricing may cause the value of the security on the books of the Funds to be different from the closing value on the non-U.S. exchange and may affect the calculation of a Fund’s NAV. Certain Funds may fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are pricing their shares.

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. Fair value measurements are determined within a framework that has established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability,

Notes to Statements of Investments (unaudited) (continued)

July 31, 2013

including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-tier hierarchy of inputs is summarized below:

Level 1—quoted prices in active markets for identical investments;

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing transfers at the end of each period.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Funds will fair value foreign securities when the Adviser does not believe that the closing prices are reflective of fair value due to significant events that occurred subsequent to the close of the foreign markets but before the Funds’ NAV calculations. When securities are fair valued under this method, they will be classified as Level 2 which may result in significant transfers between Level 1 and Level 2. The number of days on which fair value prices will be used depends on market activity. It is possible that fair value prices will be used by the Funds to a significant extent. Foreign securities in the Global Select Opportunities Fund, Aberdeen Select International Equity Fund (formerly known as the Artio International Equity Fund) and Aberdeen Select International Equity Fund II (formerly known as the Artio International Equity Fund II) were not fair valued under this method at October 31, 2012 and July 31, 2013, resulting in no significant transfers from Level 1 to Level 2 in the fair value hierarchy.

The following is a summary of the inputs used as of July 31, 2013 in valuing the Funds’ investments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	LEVEL 1 - Quoted Prices ($)	LEVEL 2 - Other Significant Observable Inputs ($)	LEVEL 3 - Significant Unobservable Inputs ($)	Total ($)
Aberdeen Global Select Opportunities Fund Inc.
Investments in Securities
Common Stocks	7,363,010	—	—	7,363,010
Preferred Stocks	603,825	—	—	603,825

	7,966,835	—	—	7,966,835

Aberdeen Select International Equity Fund
Investments in Securities
Common Stocks	601,341,586	435,691	1,966,268	603,743,545
Exchange Traded Funds	—	—	1,389,510	1,389,510
Government Bonds	—	—	2,818,403	2,818,403
Preferred Stocks	66,099,784	6,572,988	—	72,672,772

	667,441,370	7,008,679	6,174,181	680,624,230

Asset Valuation Inputs

Investments in Securities	Balance as of October 31, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of July 31, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Held at July 31, 2013
COMMON STOCKS
Bulgaria	$1,907,747	$0	$0	($19,914)	$0	$0	$0	$0	$1,887,833	($19,914)
Latvia	0	0	0	3	0	0	0	0	3	3
Serbia	826,962	0	0	(748,533)	0	0	0	0	78,429	(748,533)
Ukraine	4,832,395	0	(42,584,735)	46,344,031	0	(8,591,691)	0	0	0	0
Venezuela	3,911,688	0	0	(3,539,406)	0	0	0	(372,279)	3	(3,539,406)
EQUITY LINKED NOTES
Ukraine	1,875,000	0	(4,415,256)	2,855,827	0	(315,571)	0	0	0	0
EXCHANGE TRADED FUNDS
Russia	1,389,510	0	0	0	0	0	0	0	1,389,510	0
GOVERNMENT BONDS
Venezuela	6,107,587	(27,497)	0	(3,261,687)	0	0	0	0	2,818,403	(3,261,687)

TOTAL	$20,850,889	($27,497)	($46,999,991)	$41,630,321	$0	($8,907,262)	$0	($372,279)	$6,174,181	($7,569,537)

Notes to Statements of Investments (unaudited) (continued)

July 31, 2013

Aberdeen Select International Equity Fund II
Investments in Securities
Common Stocks	309,345,992	—	—	309,345,992
Preferred Stocks	34,032,015	—	—	34,032,015

	343,378,007	—	—	343,378,007

Aberdeen Total Return Bond Fund
Investments in Securities
Asset-Backed Securities	—	177,981,060	—	177,981,060
Commercial Mortgage-Backed Securities	—	332,738,870	—	332,738,870
Corporate Bonds	—	526,816,957	—	526,816,957
Municipal Bonds	—	74,963,292	—	74,963,292
Government Bonds	—	272,185,186	—	272,185,186
U.S. Agencies	—	314,904,127	—	314,904,127
U.S. Treasuries	—	89,532,380	—	89,532,380
Repurchase Agreement	—	87,726,030	—	87,726,030
Short-Term Investments	—	10,184,192	—	10,184,192
Other Financial Instruments
Assets
Forward Foreign Currency Exchange Contracts	—	3,165,481	—	3,165,481
Liabilities
Forward Foreign Currency Exchange Contracts	—	(660,931)	—	(660,931)

	—	1,889,536,644	—	1,889,536,644

Asset Valuation Inputs

Investments in Securities	Balance as of October 31, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of July 31, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Held at July 31, 2013
ASSET-BACKED SECURITIES
Russia	$96,894	$0	$2,032	$964	$0	($99,890)	$0	$0	$0	$0
United States	11,138,254	0	68,176	(108,004)	0	(1,995,148)	0	(9,103,278)	0	0

TOTAL	$11,235,148	$0	$70,208	($107,040)	$0	($2,095,038)	$0	($9,103,278)	$0	$0

Aberdeen Global High Income Fund
Investments in Securities
Corporate Bonds	—	1,819,394,073	40,875	1,819,434,948
Government Bonds	—	50,081,366	—	50,081,366
Term Loans	—	252,599,524	—	252,599,524
Common Stocks	11,091,361	—	29,219,936	40,311,297
Preferred Stocks	23,113,969	22,221,700	—	45,335,669
Warrants	9,652,102	—	—	9,652,102
Repurchase Agreement	—	270,764,123	—	270,764,123
Time Deposits	—	5,090,000	—	5,090,000
Other Financial Instruments
Assets
Forward Foreign Currency Exchange Contracts	—	2,472,222	—	2,472,222
Centrally Cleared Interest Rate Swaps Contracts	—	239,380	—	239,380
Credit Default Swaps Contracts	—	6,929,409	—	6,929,409
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,982,434)	—	(1,982,434)

	43,857,432	2,427,809,363	29,260,811	2,500,927,606

Asset Valuation Inputs

Investments in Securities	Balance as of October 31, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of July 31, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Held at July 31, 2013
TERM LOANS
Norway	$3,844,710	$0	$0	$3,558	$0	($3,848,268)	$0	$0	$0	$0
United States	66,857,867	138,506	(115,994)	99,536	(2,600)	(66,977,315)	0	0	0	0
COMMON STOCKS
Norway	25,191,626	0	0	4,028,310	0	0	0	0	29,219,936	4,028,310
CORPORATE BONDS
United States	51,920,753	0	0	31,500	0	0	0	(51,911,378)	40,875	31,500

TOTAL	$147,814,956	$138,506	($115,994)	$4,162,904	($2,600)	($70,825,583)	$0	($51,911,378)	$29,260,811	$4,059,810

(b) Repurchase Agreements

The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation in return for the use of the Fund’s available cash, subject to an agreement by the seller to repurchase and the Fund to resell the obligation, at an agreed-upon price and time. Thus, the yield during the Fund’s holding period is determinable. The value of the collateral is equal to at least 102% of the total amount of the repurchase obligations, including accrued interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to a Fund in the event a Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights. The Funds’ Adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with whom the Funds enter into repurchase agreements to evaluate potential risks. The Funds primarily engage in repurchase agreements with Fixed Income Clearing Corporation (FICC) through their custodian to accommodate cash sweeps of any residual U.S. dollars held in a particular portfolio.

Notes to Statements of Investments (unaudited) (continued)

July 31, 2013

(c) Foreign Currency

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies and investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period as defined by the Funds’ Valuation Procedures. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Unrealized gains or losses on investments denominated in foreign currencies, which result from changes in foreign currencies, have been included in the net unrealized appreciation or depreciation of investments. Net realized currency gains and losses include foreign currency gains and losses occurring between trade date and settlement date on investment securities transactions, gains and losses from foreign currency transactions, and the gains and losses from differences between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase settlement date and sale trade date is included in realized gains and losses on security transactions.

Investments in emerging markets can be riskier and more volatile than investments in the United States and other developed markets. Adverse political and economic developments can make it more difficult for the Aberdeen Select International Equity Fund to sell its foreign securities which could reduce the NAV of the Fund. In contrast to more established markets, emerging markets may have governments that are less stable and markets that are less liquid, increasing your investment risk. At July 31, 2013, the Aberdeen Select International Equity Fund had 0.40% of its net assets invested in Venezuelan securities and held Venezuelan Bolivar valued at 0.09% of the Fund’s net assets. Venezuela currently imposes foreign exchange controls which prohibit the Fund from repatriating dividends, interest, or other income from investments or proceeds from the sale of Venezuelan securities.

Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of the Valuation Time, as provided by an independent pricing service.

(d) Derivative Financial Instruments

The Funds are authorized to use derivatives to manage currency risk, credit risk, and interest rate risk and to replicate, or use as a substitute for, physical securities. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

Forward Foreign Currency Exchange Contracts

As part of their investment strategy, the Funds entered into forward foreign currency contracts to manage the portfolio holdings against currency risks. The Funds also utilized forward foreign currency contracts to reduce or eliminate underweighted positions in a currency relative to its benchmark when purchasing underlying investments denominated in that currency is not deemed suitable by the Adviser. The Funds may use forward foreign currency contracts as a substitute for taking a position in the underlying asset and/or as a part of a strategy to reduce interest rate risk, currency risk, and price risk. Forward foreign currency contracts are valued at the interpolated forward rate and are marked-to-market at each valuation date in the manner set forth by the Funds’ Valuation Procedures. The change in fair value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell foreign currency limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, a Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

Notes to Statements of Investments (unaudited) (continued)

July 31, 2013

Some of the forward foreign currency contracts entered into by the Funds are classified as non-deliverable forwards (“NDF”). NDFs are cash-settled, short-term forward contracts that have limited trading or are denominated in non-convertible foreign currency, where the profit or loss at the time of the settlement date is calculated by taking the difference between the agreed upon exchange rate and the spot rate at the time of settlement, for an agreed upon notional amount of funds. All NDFs have a fixing date and a settlement date. The fixing date is the date at which the difference between the prevailing market exchange rate and the agreed upon exchange rate is calculated. The settlement date is the date by which the payment of the difference is due to the party receiving payment. NDFs are commonly quoted for time periods of one month up to one year, and are normally quoted and settled in U.S. dollars. They are often used to gain exposure to and/or to hedge exposure to foreign currencies that are not internationally traded. With respect to a Fund’s obligations to purchase or sell currencies under forward foreign currency contracts, a Fund will earmark liquid securities having a value at least equal to its obligations, or continue to own or have the right to sell or acquire respectively, the currency subject to the forward foreign currency contract.

Futures Contracts

In order to gain exposure to or protect against changes in security values, the Funds bought and sold futures contracts. The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. Cash collateral for futures contracts outstanding may be held by the broker on certain contracts. These amounts are included on the Statement of Assets and Liabilities as cash collateral held at broker for open futures contracts. The Funds entered into futures contracts for hedging purposes, managing the duration and yield curve profile, and to gain exposure to foreign equity markets.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. The Funds generally agree to receive from or pay to the broker an amount of cash equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by a Fund as unrealized gains or losses. Fluctuations in the value of the contracts are recorded in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

The Funds entered into swap contracts that function similar to futures contracts (“synthetic futures”) to gain exposure and to protect against changes in security values. Generally these contracts are counterparty agreements and do not require daily variation margin payments to be directly paid to the counterparty; however, they do require hard segregation of cash. These amounts are included on the Statement of Assets and Liabilities as cash on deposit with broker. The Funds are exposed to the credit risk of the counterparty in addition to the risks described above. The accounting treatment of such contracts is similar to that described above for standard futures contracts. The Funds disclose synthetic futures with other futures contracts. The Funds’ maximum risk of loss associated with futures contracts is minimal since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default. The Fund’s maximum risk of loss due to counterparty credit risk for synthetic futures contracts is the unrealized appreciation for synthetic futures contracts.

Swaps

The Funds entered into total return and credit default swaps primarily to preserve a return or spread on a particular investment or portion of their portfolio. The Funds may also enter into currency and index swaps to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Funds anticipate purchasing at a later date. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them, and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. A total return swap is an agreement to exchange the return on a stock, bond or index for a fixed or variable financing charge. A credit default swap is an agreement between two counterparties that allows one party to be “long” a third-party credit risk, and the other party to be “short” the credit risk. Credit default swaps are designed to transfer the credit exposure of fixed income products between parties.

Notes to Statements of Investments (unaudited) (continued)

July 31, 2013

The Funds will usually enter into swaps on a net basis, that is, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. In as much as these swaps are entered into for good faith hedging purposes, the Adviser believes such obligations do not constitute senior securities under the Investment Company Act of 1940, as amended (the “1940 Act”), and, accordingly, will not treat them as being subject to its borrowing restrictions. The Funds will not enter into any swap transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements on the swap contracts, is rated at least A by Standard & Poor’s (S&P) or Moody’s or has an equivalent rating from a Nationally Recognized Statistical Rating Organization (“NRSRO”) or is determined to be of equivalent credit quality by the Adviser. If there is a default by the counterparty, the Funds may have contractual remedies pursuant to the agreements related to the transaction.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the value of the index or securities underlying the agreement. The Funds’ maximum risk of loss from counterparty risk related to swaps is the fair value of the contract. This risk is mitigated by having a master netting agreement between the Funds and the counterparties and by the posting of collateral by the counterparties to the Funds to cover the Funds’ exposure to the counterparty.

(e) Bank Loans

The Aberdeen Global High Income Fund (“Global High Income Fund”) may invest in bank loans. Bank loans include institutionally traded floating and fixed-rate debt obligations generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. Many such loans are secured, although some may be unsecured. Loans that are fully secured offer a fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. There is no assurance that any collateral securing a loan could be liquidated or, if liquidated, that such collateral would be of sufficient value to repay the loans taken against it. There may be limited secondary market liquidity for these instruments which could result in volatile pricing for the securities which in turn may affect this Fund’s NAV.

The Global High Income Fund may enter into, or acquire participation in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowings in which the Fund agrees to make loans up to a maximum amount upon demand by the borrowing issuer for a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrowing issuer repays the loan, an amount equal to the repayment is again made available to the borrowing issuer under the facility. The borrowing issuer may at any time borrow and repay amounts so long as, in the aggregate, at any given time the amount borrowed does not exceed the maximum amount. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest.

There are a number of risks associated with an investment in delayed funding loans and revolving credit facilities including credit, interest rate and liquidity risk and the risks of being a lender. There may be circumstances under which the borrowing issuer’s credit risk may be deteriorating and yet the Global High Income Fund may be obligated to make loans to the borrowing issuer as the borrowing issuer’s credit continues to deteriorate, including at a time when the borrowing issuer’s financial condition makes it unlikely that such amounts will be repaid. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Global High Income Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. These risks could cause the Global High Income Fund to lose money on its investment, which in turn could affect the Fund’s returns. The Global High Income Fund currently intends to treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Fund’s limitation on illiquid investments. Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Trust’s investment restriction relating to the lending of funds or assets by the Global High Income Fund.

Notes to Statements of Investments (unaudited) (concluded)

July 31, 2013

At July 31, 2013, there were 2 unfunded commitments which amounted to $18,207,458 of par and had cost and fair value of $18,786,755 and $18,012,819, respectively.

(f) Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include the loss of value in investments of foreign securities because of currency exchange rate fluctuations, price volatility that may exceed the volatility of U.S. securities, uncertain political conditions, lack of timely and reliable financial information and other factors. These risks are increased for investment in emerging markets.

Emerging market securities involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. or more established foreign markets. Economic or political instability may cause larger price changes in emerging market securities than other foreign securities. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

(g) Security Transactions and Investment Income

Securities transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Interest income is recorded on an accrual basis using the effective interest method. Dividend income is recorded on the ex-dividend date except for certain dividends on foreign securities, which are recorded as soon as a Fund is informed after the ex-dividend date. It is expected that certain capital gains earned by the Funds and certain dividends and interest received by the Funds will be subject to foreign withholding taxes.

The Funds are subject to an Imposto sobre Operacoes Financeiras (IOF) transaction tax levied by the Brazilian government on certain foreign exchange transactions related to security transactions executed across Brazilian exchanges. The IOF tax has been included in net realized gain (loss) from foreign currency transactions in the Statement of Operations.

2. Tax Information

As of July 31, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Aberdeen Global High Income Fund	$2,423,975,985	$109,132,030	$(39,838,986)	$69,293,044
Aberdeen Global Select Opportunities Fund	8,169,114	135,440	(337,719)	(202,279)
Aberdeen Select International Equity Fund	847,322,735	19,782,563	(186,481,068)	(166,698,505)
Aberdeen Select International Equity Fund II	354,059,223	9,655,554	(20,336,770)	(10,681,216)
Aberdeen Total Return Bond Fund	1,903,710,181	27,948,242	(44,626,329)	(16,678,087)

3. Investments in Affiliated Issuers

An affiliated issuer, as defined under the 1940 Act, is one in which a fund’s holdings of an issuer represents 5% or more of the outstanding voting securities of the issuer. A summary of the Funds’ investments in securities of these issuers for the period ended July 31, 2013, is set forth below:

Affiliate	Shares Held July 31, 2013	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Fair Value July 31, 2013
Aberdeen Select International Equity Fund
Chimimport AD Preferred	$6,328,542	$—	$68,410	$—	$6,572,988
LEV Insurance	4,078,860	—	—	—	1,887,833
Sparky Eltos AD-Lovetch	1,321,370	—	5,772	—	251,160
Toza Markovic ad Kikinda	78,160	—	—	—	78,429

					$8,790,410

Affiliate	Shares Held July 31, 2013	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Fair Value July 31, 2013
Aberdeen Global High Income Fund
Deep Ocean	$1,427,968	$—	$—	$—	$29,219,936

					$29,219,936

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Investment Funds

By:	/s/ Gary Marshall
Gary Marshall, Principal Executive Officer

September 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gary Marshall
Gary Marshall, Principal Executive Officer

September 26, 2013

By:	/s/ Andrea Melia
Andrea Melia, Principal Financial Officer

September 26, 2013